UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22704

CAMBRIA ETF TRUST

 (Exact name of registrant as specified in charter)

________

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a Copy to:

John McGuire

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2019

Date of reporting period: October 31, 2018

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended ( [17 CFR § 270.30e-1], are attached hereto.

Cambria Shareholder Yield ETF (SYLD)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Global Value ETF (GVAL)

Cambria Global Momentum ETF (GMOM)

Cambria Global Asset Allocation ETF (GAA)

Cambria Value and Momentum ETF (VAMO)

Cambria Sovereign Bond ETF (SOVB)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Tail Risk ETF (TAIL)

Cambria Core Equity ETF (CCOR)

Cambria Trinity ETF (TRTY)

Semi-Annual Report

October 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be available on the Funds' website (www.cambriafunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

Cambria Investment Management

 Table of Contents

Schedules of Investments
Cambria Shareholder Yield ETF	1
Cambria Foreign Shareholder Yield ETF	5
Cambria Global Value ETF	9
Cambria Global Momentum ETF	15
Cambria Global Asset Allocation ETF	17
Cambria Value and Momentum ETF	19
Cambria Sovereign Bond ETF	23
Cambria Emerging Shareholder Yield ETF	27
Cambria Tail Risk ETF	31
Cambria Core Equity ETF	33
Cambria Trinity ETF	37
Statements of Assets and Liabilities	39
Statements of Operations	42
Statements of Changes in Net Assets	44
Financial Highlights	50
Notes to Financial Statements	53
Disclosure of Fund Expenses	68
Approval of Advisory Agreements & Board Considerations	70
Supplemental Information	72
Shareholder Voting Results	79

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Cambria Investment Management L.P., the Funds’ investment advisor, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (855)-383-4636; and (ii) on the Commission’s website at www.sec.gov.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF

October 31, 2018 (Unaudited)

Sector Weightings†

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 99.5%

Consumer Discretionary — 30.4%
Abercrombie & Fitch, Cl A	35,923	$707,683
Best Buy	22,633	1,587,931
BJ's Restaurants	34,555	2,114,075
Buckle	72,478	1,478,551
CBS, Cl B	18,078	1,036,773
Cooper Tire & Rubber	29,814	920,955
Deckers Outdoor*	8,085	1,028,170
Dillard's, Cl A	8,900	626,738
Dollar General	9,108	1,014,449
DSW, Cl A	36,608	971,942
Express*	88,044	775,668
Foot Locker	17,858	841,826
Gannett	158,769	1,540,059
Gap	38,364	1,047,337
Gentex	64,469	1,357,073
Group 1 Automotive	13,536	781,569
Guess?	59,207	1,257,557
Hibbett Sports*	66,143	1,155,518
Home Depot	12,530	2,203,776
Interpublic Group of	64,566	1,495,349
Kohl's	21,145	1,601,311
La-Z-Boy, Cl Z	54,113	1,504,341
Lear	7,026	933,755
Lowe's	21,390	2,036,756
Michael Kors Holdings*	13,527	749,531
O'Reilly Automotive*	7,024	2,252,948
Shoe Carnival	25,806	1,051,078
Six Flags Entertainment	25,470	1,371,814
Target	12,321	1,030,405
Urban Outfitters*	24,775	977,622
Visteon*	7,421	586,556
		38,039,116

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Consumer Staples — 2.0%
Universal	14,418	$978,405
Walmart	15,831	1,587,533
		2,565,938

Energy — 6.9%
Arch Coal	15,588	1,494,889
CNX Resources*	55,175	863,489
ConocoPhillips	12,696	887,451
CVR Energy	31,484	1,353,812
Marathon Petroleum	21,968	1,547,646
Renewable Energy Group*	35,742	1,110,861
Valero Energy	15,191	1,383,748
		8,641,896

Financials — 26.3%
Aflac	32,870	1,415,711
Allstate	19,655	1,881,377
American Express	12,547	1,288,953
American International Group	18,769	774,972
Ameriprise Financial	10,357	1,317,825
Assured Guaranty	41,339	1,652,733
CIT Group	23,030	1,091,161
Citizens Financial Group	37,560	1,402,866
CNO Financial Group	58,272	1,101,341
Discover Financial Services	22,111	1,540,473
Fifth Third Bancorp	49,266	1,329,689
Hartford Financial Services Group	22,593	1,026,174
JPMorgan Chase	10,757	1,172,728
Lincoln National	16,943	1,019,799
MetLife	16,146	665,054
New York Community Bancorp	124,358	1,191,350
Old Republic International	68,800	1,517,040
PNC Financial Services Group	8,209	1,054,775
SunTrust Banks	28,673	1,796,650
Synchrony Financial	48,418	1,398,312
Synovus Financial	22,531	846,264
Travelers	12,840	1,606,669
Unum Group	30,843	1,118,367
US Bancorp	16,688	872,282
Voya Financial	28,894	1,264,402
Waddell & Reed Financial, Cl A	81,159	1,547,702
		32,894,669
Health Care — 3.1%
Aetna	6,019	1,194,170

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Mallinckrodt PLC*	33,327	$835,175
McKesson	6,607	824,289
Mylan*	33,162	1,036,312
		3,889,946

Industrials — 15.2%
Boeing	3,636	1,290,271
Cummins	10,596	1,448,367
Delta Air Lines	23,832	1,304,325
Eaton	23,057	1,652,495
FTI Consulting*	32,965	2,278,211
GATX	16,626	1,245,786
Huntington Ingalls Industries	4,154	907,566
Ingersoll-Rand	10,541	1,011,304
ManpowerGroup	13,181	1,005,579
Robert Half International	17,802	1,077,555
Southwest Airlines	32,870	1,613,917
Spirit AeroSystems Holdings, Cl A	14,973	1,257,882
United Continental Holdings*	26,271	2,246,433
Wabash National	48,626	734,253
		19,073,944

Information Technology — 10.4%
Apple	12,135	2,655,866
Applied Materials	25,400	835,152
Avnet	37,224	1,491,566
Corning	49,869	1,593,314
Hewlett Packard Enterprise	84,749	1,292,422
HP	41,912	1,011,756
Nanometrics*	26,703	856,098
Sanmina*	43,893	1,110,493
Texas Instruments	23,253	2,158,576
		13,005,243

Materials — 4.7%
Eastman Chemical	10,626	832,547
Kaiser Aluminum	9,074	865,387
LyondellBasell Industries, Cl A	8,935	797,628
Steel Dynamics	27,219	1,077,872
Warrior Met Coal	51,379	1,438,612
Worthington Industries	20,670	865,660
		5,877,706

Real Estate — 0.5%
Realogy Holdings	35,147	670,253

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Total Common Stock
(Cost $117,446,261)		$124,658,711

Total Investments - 99.5%
(Cost $117,446,261)		$124,658,711
Other Assets and Liabilities - 0.5%		648,052
Net Assets - 100.0%		$125,306,763

Percentages based on Net Assets.

*	Non-income producing security.

Cl — Class
PLC — Public Limited Company

As of October 31, 2018, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF

October 31, 2018 (Unaudited)

Sector Weightings†

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 97.7%

Australia — 10.1%
Alumina	123,819	$223,590
BHP Billiton	11,224	256,014
BlueScope Steel	11,523	117,259
Crown Resorts	23,031	204,031
Fortescue Metals Group	54,556	154,535
Monadelphous Group	51,886	528,733
Myer Holdings	430,354	138,664
Nine Entertainment Holdings	128,720	154,049
Qantas Airways	55,461	214,833
QBE Insurance Group	34,891	279,695
South32	78,085	200,171
Whitehaven Coal	71,047	244,013
		2,715,587

Belgium — 1.3%
Ageas	6,732	337,099

Canada — 9.9%
BRP	11,500	462,638
Ensign Energy Services	39,100	152,367
Genworth MI Canada	8,825	289,664
Great-West Lifeco	8,061	184,985
IGM Financial	5,505	135,194
Labrador Iron Ore Royalty	13,444	292,072
Magna International	6,992	344,222
Norbord	6,900	175,953
Sun Life Financial	9,200	336,915
TFI International	8,817	293,420
		2,667,430

Denmark — 2.0%
Novo Nordisk, Cl B	4,893	211,634
Pandora	2,581	161,477

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Spar Nord Bank	18,469	$153,093
		526,204

Finland — 1.2%
Kesko, Cl B	5,432	317,593

France — 7.5%
AXA	8,339	209,115
BNP Paribas	5,251	274,359
Casino Guichard Perrachon	4,227	186,720
CNP Assurances	14,838	331,082
Engie	14,435	192,518
Metropole Television	12,722	246,546
Natixis	48,760	285,306
Neopost	8,832	284,100
		2,009,746

Germany — 3.0%
Freenet	9,998	225,238
Muenchener Rueckversicherungs	1,663	357,787
Uniper	7,369	212,918
		795,943

Hong Kong — 4.6%
Hang Lung Properties	108,896	197,186
Shandong Chenming Paper Holdings, Cl H	293,250	164,538
Shanghai Industrial Holdings	84,516	177,612
Shimao Property Holdings	184,000	359,931
Shougang Fushan Resources Group	1,702,000	342,920
		1,242,187

Italy — 3.0%
Eni	21,804	387,878
Saras	99,345	193,876
Societa Cattolica di Assicurazioni SC	29,302	237,134
		818,888

Japan — 16.5%
Astellas Pharma	13,800	213,663
Denka	11,500	375,061
JFE Holdings	20,700	390,940
KDDI	13,800	344,220
Leopalace21	16,100	67,205
Mitsubishi Gas Chemical	4,600	77,499
Mitsui	13,800	230,601
Mixi	4,600	100,533
NGK Spark Plug	13,800	280,317
NTT DOCOMO	11,870	299,235

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Showa Shell Sekiyu	16,100	$310,485
Sumitomo	23,000	349,276
Sumitomo Osaka Cement	9,200	342,447
Taisei	6,900	295,666
Toyo Kanetsu	11,500	257,243
Toyo Seikan Group Holdings	13,800	282,641
Tsugami	23,000	206,895
		4,423,927

Netherlands — 5.0%
Aegon	57,822	355,489
ASR Nederland	5,259	239,216
BinckBank	49,522	240,069
Koninklijke Ahold Delhaize	16,077	368,378
Philips Lighting (A)	5,993	147,977
		1,351,129

New Zealand — 0.8%
SKY Network Television	140,134	204,836

Norway — 7.4%
DNB	18,959	343,092
Salmar	21,182	1,118,175
Subsea 7	25,829	326,164
Telenor	11,618	213,139
		2,000,570

Portugal — 1.0%
EDP - Energias de Portugal	79,207	278,470

Spain — 2.7%
Endesa	10,264	214,838
International Consolidated Airlines Group	40,319	310,967
International Consolidated Airlines Group (LSE Shares)	25,995	200,802
		726,607

Sweden — 2.9%
JM	10,021	190,484
Peab	26,481	233,235
Svenska Cellulosa SCA, Cl B	13,087	123,875
Telia	53,779	242,475
		790,069

Switzerland — 2.7%
Sunrise Communications Group (A)	1,472	129,640
Swiss Re	3,070	277,265

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Zurich Insurance Group	1,012	$314,708
		721,613

United Kingdom — 16.1%
Anglo American	9,638	206,373
Centamin	116,909	148,686
Direct Line Insurance Group	41,961	176,726
HSBC Holdings	31,206	257,235
Kingfisher	51,853	168,811
Legal & General Group	69,882	224,648
Man Group	158,148	314,234
Pearson	21,362	245,362
Persimmon	11,822	346,644
Rio Tinto	6,262	304,435
Royal Dutch Shell, Cl A	8,096	258,759
Royal Dutch Shell, Cl B	11,063	362,710
Royal Mail	46,504	213,395
South32	129,697	334,873
Tate & Lyle	31,993	275,295
Taylor Wimpey	162,541	335,532
Vodafone Group	80,710	152,496
		4,326,214

Total Common Stock
(Cost $29,460,448)		26,254,112

Total Investments - 97.7%
(Cost $29,460,448)		$26,254,112
Other Assets and Liabilities - 2.3%		618,147
Net Assets - 100.0%		$26,872,257

Percentages based on Net Assets.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at October 31, 2018 was $277,617 and represents 1.0% of Net Assets.

Cl —	Class

As of October 31, 2018, all of the Fund's investments were considered level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

COMMON STOCK — 94.6%

Austria — 1.6%
AMAG Austria Metall (A)	57,589	$2,282,974

Brazil — 8.0%
AMBEV	222,552	971,179
Banco do Brasil	170,486	1,953,843
Banco Santander Brasil	303,323	3,441,980
Cia Siderurgica Nacional	391,047	1,000,341
Cosan Industria e Comercio	110,438	951,105
JBS	410,446	1,128,272
Vale	122,322	1,850,525
		11,297,245

Czech Republic — 6.1%
CEZ	79,782	1,898,609
Fortuna Entertainment Group *(B) (C)	279,736	1,187,879
Komercni Banka	44,515	1,691,063
Pegas Nonwovens *	52,197	2,064,942
Philip Morris CR	2,921	1,836,658
		8,679,151

Greece — 8.1%
Alpha Bank AE *	28,967	43,800
Athens Water Supply & Sewage	137,795	811,578
Bank of Greece	74,676	1,048,808
FF Group *(B) (C)	25,407	41,439
Hellenic Petroleum	158,369	1,259,217
Hellenic Telecommunications Organization	71,926	802,446
Holding ADMIE IPTO	157,391	287,725
Intralot -Integrated Lottery Systems & Services *	513,969	345,211
JUMBO	61,279	893,966
Karelia Tobacco	5,250	1,510,381

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

October 31, 2018 (Unaudited)

Description	Shares	Value
Motor Oil Hellas Corinth Refineries	117,348	$2,777,892
Mytilineos Holdings	87,630	775,171
National Bank of Greece *	3,597	6,233
OPAP	71,005	667,514
Piraeus Bank *	818	1,205
Public Power	157,391	236,383
		11,508,969

Israel — 14.4%
Bank Hapoalim	293,343	1,987,242
Bank Leumi Le-Israel	338,588	2,113,530
Bezeq The Israeli Telecommunication	1,631,921	1,876,785
Elbit Systems	16,657	1,992,652
Israel Chemicals	459,630	2,651,628
Israel Discount Bank, Cl A	710,896	2,325,794
Mizrahi Tefahot Bank	107,500	1,811,390
Nice *	21,039	2,230,677
Teva Pharmaceutical Industries	114,064	2,277,079
Tower Semiconductor *	79,658	1,235,177
		20,501,954

Italy — 5.1%
Atlantia	53,270	1,071,566
Enel	298,831	1,466,925
Eni	65,913	1,172,547
Intesa Sanpaolo	419,387	927,707
Saipem *	6,782	37,140
Telecom Italia *	1,170,479	688,322
UniCredit	20,983	268,939
Unipol Gruppo	219,837	885,932
UnipolSai	321,243	702,602
		7,221,680

Norway — 7.7%
Aker Solutions	199,462	1,315,581
DNB	59,362	1,074,245
Gjensidige Forsikring	45,479	704,591
Norsk Hydro	183,903	954,660
Petroleum Geo-Services *	266,227	831,861
Statoil	44,995	1,170,538
Storebrand	196,599	1,636,265
Telenor	46,012	844,119
TGS Nopec Geophysical	47,510	1,594,413
Yara International	19,318	831,175
		10,957,448

Poland — 7.9%
Alior Bank *	27,329	411,308

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Asseco Poland	33,811	$425,595
Bank Millennium *	300,139	690,676
Bank Polska Kasa Opieki	12,385	337,936
Bank Zachodni WBK	6,260	555,335
CCC	11,592	504,506
Cyfrowy Polsat	86,555	498,512
Energa	80,153	162,932
Eurocash	64,307	342,555
Grupa Azoty	24,640	166,315
Grupa Lotos	73,691	1,330,496
ING Bank Slaski	15,296	649,765
KGHM Polska Miedz *	17,964	406,737
LPP	295	603,508
Lubelski Wegiel Bogdanka	23,774	333,331
mBank	4,495	438,119
Orange Polska	209,440	236,887
PGE Polska Grupa Energetyczna *	95,771	262,318
Polski Koncern Naftowy ORLEN	33,674	809,478
Polskie Gornictwo Naftowe i Gazownictwo	391,716	639,053
Powszechna Kasa Oszczednosci Bank Polski	64,652	672,779
Powszechny Zaklad Ubezpieczen	46,647	476,299
Tauron Polska Energia	452,628	209,968
		11,164,408

Portugal — 9.6%
Altri SGPS	64,925	569,911
Banco BPI, Cl G *	181,255	300,966
Banco Comercial Portugues, Cl R *	63,439	17,116
Corticeira Amorim SGPS	411,607	4,522,180
CTT-Correios de Portugal	25,804	99,079
EDP - Energias de Portugal	411,006	1,444,985
Galp Energia SGPS	115,246	2,009,551
Jeronimo Martins SGPS	37,898	466,165
Mota-Engil SGPS *	74,932	149,204
Navigator	61,785	307,914
NOS SGPS	38,234	214,795
Pharol SGPS *	746,695	131,259
REN - Redes Energeticas Nacionais SGPS	94,304	251,437
Semapa-Sociedade de Investimento e Gestao	110,363	2,110,033
Sonae	890,270	891,893
Teixeira Duarte *	1,080,897	216,696
		13,703,184

Russia — 8.8%
Alrosa PJSC	1,542,288	2,338,937

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Gazprom Neft PJSC	408,940	$2,390,055
Gazprom PJSC	455,549	1,075,151
Rosneft PJSC	241808	1,690,210
Sberbank of Russia PJSC	351,236	1,012,006
Severstal PJSC	101,346	1,584,643
Unipro PJSC	27,380,692	1,125,591
Uralkali *	360,807	461,732
VTB Bank PJSC	1,578,205,886	876,385
		12,554,710

Singapore — 5.6%
CapitaLand	355,600	806,111
City Developments	114,300	652,718
ComfortDelGro	482,600	783,922
Golden Agri-Resources	3,670,300	675,686
Jardine Cycle & Carriage	25,400	555,072
Oversea-Chinese Banking	127,000	984,716
SATS	254,000	913,201
Sembcorp Industries	419,100	853,238
Singapore Airlines	127,000	869,191
United Overseas Bank	50,800	894,130
		7,987,985

Spain — 8.2%
Acciona	16,293	1,376,312
Banco Bilbao Vizcaya Argentaria	131,747	728,952
Banco Santander	183,015	869,585
Banco Santander	185,897	7,222
CaixaBank	263,314	1,068,001
Enagas	43,206	1,147,084
Endesa	51,066	1,068,876
Ferrovial	58,047	1,163,714
Gas Natural SDG	63,405	1,559,828
Iberdrola	194,727	1,379,801
Mapfre	403,909	1,209,590
		11,578,965

Turkey — 3.5%
Akbank Turk	355,473	420,366
Eregli Demir ve Celik Fabrikalari	535,940	868,688
Haci Omer Sabanci Holding	318,135	405,238
KOC Holding	204,597	570,277
Petkim Petrokimya Holding	770,732	700,465
Turkiye Halk Bankasi	285,496	315,141
Turkiye Is Bankasi, Cl C	486,791	347,484
Turkiye Sise ve Cam Fabrikalari	832,428	704,412
Turkiye Vakiflar Bankasi TAO, Cl D	557,911	341,358

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Yapi ve Kredi Bankasi	790,194	$229,017
		4,902,446

Total Common Stock
(Cost $153,218,289)		134,341,119

PREFERRED STOCK — 2.6% (D)
Brazil — 2.6%
Banco Bradesco	201,101	1,842,683
Cia Energetica de Minas Gerais	277,900	825,150
Telefonica Brasil	85,667	991,909

Total Preferred Stock
(Cost $4,195,473)		3,659,742

Total Investments - 97.2%
(Cost $157,413,762)		$138,000,861
Other Assets and Liabilities - 2.8%		4,007,192
Net Assets - 100.0%		$142,008,053

Percentages based on Net Assets.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at October 31, 2018 was $2,282,974 and represents 1.6% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered illiquid. The total value of such securities as of October 31, 2018 was $1,229,318 and represented 0.9% of Net Assets. See Note 2 in Notes to Financial Statements.
(D)	There’s currently no stated interest rate or maturity date.

Cl — Class
PJSC — Private Joint Stock Company

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

October 31, 2018 (Unaudited)

The following is a list of the inputs used as of October 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Austria	$2,282,974	$—	$—	$2,282,974
Brazil	11,297,245	—	—	11,297,245
Czech Republic	7,491,272	—	1,187,879	8,679,151
Greece	11,467,530	—	41,439	11,508,969
Israel	20,501,954	—	—	20,501,954
Italy	7,221,680	—	—	7,221,680
Norway	10,957,448	—	—	10,957,448
Poland	11,164,408	—	—	11,164,408
Portugal	13,703,184	—	—	13,703,184
Russia	12,554,710	—	—	12,554,710
Singapore	7,987,985	—	—	7,987,985
Spain	11,578,965	—	—	11,578,965
Turkey	4,902,446	—	—	4,902,446
Total Common Stock	133,111,801	—	1,229,318	134,341,119
Preferred Stock
Brazil	3,659,742	—	—	3,659,742
Total Preferred Stock	3,659,742	—	—	3,659,742
Total Investments in Securities	$136,771,543	$–	$1,229,318	$138,000,861

(1) Included in Level 3 are two securities with total value of $1,229,318. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1 and Level 2 assets and liabilities. There were transfers between Level 1 and Level 3 during the period when foreign equity securities were fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ●Cambria Global Momentum ETF

October 31, 2018 (Unaudited)

Sector Weightings †:

† Percentages based on total investments.

Description	Shares	Value

EXCHANGE TRADED FUNDS — 98.5%
Cambria Shareholder Yield ETF‡	161,049	$5,855,726
Cambria Value and Momentum ETF‡	259,036	6,183,863
FlexShares Global Upstream Natural Resources Index Fund	186,431	5,868,848
Invesco DB Energy Fund	452,630	7,472,921
iShares Global Consumer Discretionary ETF	52,424	5,639,250
iShares Global Energy ETF	165,778	5,666,292
iShares Global Healthcare ETF	100,130	5,910,674
iShares Global Tech ETF	49,808	7,988,207
iShares Micro-Capital ETF	61,907	5,850,831
iShares Mortgage Real Estate ETF	146,383	6,249,090
iShares Residential Real Estate ETF	102,380	6,416,155
Vanguard Mid-Capital ETF	40,884	6,151,815
Vanguard Real Estate ETF	78,295	6,132,064
Vanguard Small-Capital ETF	39,415	5,759,714
Vanguard Small-Capital Value ETF	47,519	6,023,033
Vanguard Total Stock Market ETF	45,900	6,359,904
WisdomTree Managed Futures Strategy Fund	153,572	6,205,844

Total Exchange Traded Funds
(Cost $108,548,936)		105,734,231

Total Investments - 98.5%
(Cost $108,548,936)		$105,734,231
Other Assets and Liabilities - 1.5%		1,626,500
Net Assets - 100.0%		$107,360,731

Percentages based on Net Assets.

‡

Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ●Cambria Global Momentum ETF

October 31, 2018 (Unaudited)

Transactions with affiliated companies during the period ended October 31, 2018 are as follows:

Value of Shares Held as of 04/30/18	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 10/31/18	Dividend Income
Cambria Emerging Shareholder Yield ETF
$12,126,658	$1,057,109	$(12,492,777)	$(1,463,575)	$772,585	$-	$87,897
Cambria Foreign Shareholder Yield ETF
6,019,500	847,565	(6,405,286)	(816,082)	354,303	-	111,285
Cambria Global Value ETF
11,622,581	1,012,082	(11,847,345)	(1,004,243)	216,925	-	59,478
Cambria Shareholder Yield ETF
4,581,748	1,774,130	(177,584)	(324,892)	2,324	5,855,726	69,745
Cambria Value & Momentum ETF
-	6,777,996	(77,952)	(516,093)	(88)	6,183,863	9,764
$34,350,487	$11,468,882	$(31,000,944)	$(4,124,885)	$1,346,049	$12,039,589	$338,169

ETF — Exchanged Traded Fund

As of October 31, 2018, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF

October 31, 2018 (Unaudited)

Sector Weightings †:

† Percentages based on total investments.

Description	Shares	Value

EXCHANGE TRADED FUNDS — 99.9%
Alpha Architect Value Momentum Trend ETF	45,050	$1,178,058
Cambria Emerging Shareholder Yield ETF‡	181,277	5,324,106
Cambria Foreign Shareholder Yield ETF‡	113,544	2,655,874
Cambria Global Value ETF‡	140,956	3,146,138
Cambria Shareholder Yield ETF‡	93,479	3,398,887
Cambria Sovereign Bond ETF‡	196,242	4,792,033
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	263,976	4,682,934
iShares Edge MSCI USA Momentum Factor ETF	25,274	2,711,142
iShares Short Treasury Bond ETF	11,866	1,310,600
Schwab U.S. REIT ETF	47,342	1,923,505
Schwab US TIPs ETF	35,515	1,884,781
SPDR FTSE International Government Inflation-Protected Bond ETF	34,195	1,786,005
VanEck Vectors Emerging Markets High Yield Bond ETF	106,751	2,430,720
VanEck Vectors International High Yield Bond ETF	51,158	1,219,607
Vanguard FTSE Developed Markets ETF	29,255	1,157,035
Vanguard Global ex-U.S. Real Estate ETF	32,459	1,718,055
Vanguard Intermediate-Term Corporate Bond ETF	22,457	1,853,825
Vanguard Intermediate-Term Treasury ETF	44,022	2,727,163
Vanguard Long-Term Treasury ETF	32,666	2,284,987
Vanguard Mid-Capital ETF	8,434	1,269,064
Vanguard Short-Term Corporate Bond ETF	16,493	1,285,299
Vanguard Total Bond Market ETF	64,226	4,999,352
Vanguard Total International Bond ETF	60,147	3,279,816
Vanguard Total Stock Market ETF	19,029	2,636,658

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Total Exchange Traded Funds
(Cost $64,616,068)		$61,655,644

Total Investments - 99.9%
(Cost $64,616,068)		$61,655,644
Other Assets and Liabilities - 0.1%		48,722
Net Assets - 100.0%		$61,704,366

Percentages based on Net Assets.

‡	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor.

Transactions with affiliated companies during the period ended October 31, 2018 are as follows:

Value of Shares Held as of 04/30/18	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 10/31/18	Dividend Income
Cambria Emerging Shareholder Yield ETF
$6,201,182	$765,475	$(432,855)	$(1,280,685)	$70,989	$5,324,106	$153,585
Cambria Foreign Shareholder Yield ETF
3,089,111	207,635	(251,916)	(406,417)	17,461	2,655,874	75,378
Cambria Global Value ETF
3,746,095	223,346	(273,619)	(587,031)	37,347	3,146,138	65,538
Cambria Shareholder Yield ETF
3,633,898	228,355	(294,749)	(216,107)	47,490	3,398,887	52,203
Cambria Sovereign Bond ETF
5,549,473	296,783	(371,500)	(665,594)	(17,129)	4,792,033	91,359
$22,219,759	$1,721,594	$(1,624,639)	$(3,155,834)	$156,158	$19,317,038	$438,063

ETF — Exchanged Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflation Protected Security

As of October 31, 2018, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

October 31, 2018 (Unaudited)

Sector Weightings†

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 89.5%

Communication Services — 0.8%
Liberty TripAdvisor Holdings, Cl A*	20,979	$302,517

Consumer Discretionary — 30.2%
Aaron's	6,210	292,677
Abercrombie & Fitch, Cl A	17,044	335,767
American Eagle Outfitters	13,218	304,807
Best Buy	5,670	397,807
Brinker International	5,551	240,636
Buckle	11,866	242,066
Caleres	7,171	245,248
Carvana, Cl A*	4,300	166,625
Citi Trends	11,043	279,719
Conn's*	13,981	388,392
Crocs*	36,001	739,461
Deckers Outdoor*	3,014	383,290
Dick's Sporting Goods	7,222	255,442
DSW, Cl A	7,565	200,851
Express*	23,368	205,872
Foot Locker	6,384	300,942
Fossil Group*	21,332	463,118
Genesco*	5,428	232,264
Guess?	19,596	416,219
Hibbett Sports*	10,764	188,047
Kohl's	4,162	315,189
Macy's	9,060	310,667
Marriott Vacations Worldwide	2,098	185,652
Michael Kors Holdings*	4,213	233,442
Movado Group	12,067	464,700

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

New York*	67,789	$268,444
Ralph Lauren, Cl A	2,664	345,281
Shoe Carnival	10,317	420,210
Signet Jewelers	3,930	220,277
Tailored Brands	10,267	215,710
Target	2,949	246,625
Tilly's, Cl A	19,505	346,019
Urban Outfitters*	7,071	279,022
Vitamin Shoppe*	25,046	194,607
Williams-Sonoma	3,941	234,017
Zumiez*	10,810	251,441
		10,810,553

Energy — 10.6%
Arch Coal	2,851	273,411
Delek US Holdings	9,299	341,459
HollyFrontier	6,272	422,984
Magnolia Oil & Gas*	17,267	214,974
Mammoth Energy Services	8,468	211,361
Marathon Petroleum	5,825	410,371
PBF Energy, Cl A	7,771	325,216
Peabody Energy	7,061	250,312
Renewable Energy Group*	19,114	594,064
Valero Energy	3,420	311,528
W&T Offshore*	62,766	423,043
		3,778,723

Financials — 22.5%
American Equity Investment Life Holding	14,039	438,298
B. Riley Financial	20,105	387,021
Cannae Holdings*	14,082	260,095
Enova International*	16,653	393,843
FedNat Holding	14,809	318,838
First BanCorp*	28,534	263,369
Genworth Financial, Cl A*	77,780	332,898
Green Dot, Cl A*	7,948	601,982
Health Insurance Innovations, Cl A*	13,588	664,453
Kemper	4,381	329,407
Navigators Group	3,732	258,068
OFG Bancorp	23,986	409,921
Old Republic International	22,080	486,864
On Deck Capital*	46,860	323,334
Popular	5,010	260,570
Progressive	11,460	798,762
Regions Financial	17,162	291,239
TCF Financial	13,605	284,072

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Universal Insurance Holdings	8,420	$353,472
Voya Financial	5,312	232,453
World Acceptance*	3,778	383,429
		8,072,388

Health Care — 7.3%
Anthem	1,236	340,605
Centene*	3,635	473,713
Express Scripts Holding*	2,723	264,049
HCA Healthcare	1,865	249,033
Humana	1,416	453,701
Mallinckrodt PLC*	8,825	221,155
Premier, Cl A*	5,702	256,590
WellCare Health Plans*	1,293	356,855
		2,615,701

Industrials — 7.4%
ArcBest	10,380	385,306
Boeing	1,325	470,190
FTI Consulting*	5,550	383,560
Greenbrier	4,288	203,466
Heidrick & Struggles International	9,462	326,534
Korn	8,643	390,144
Robert Half International	3,706	224,324
United Continental Holdings*	2,921	249,775
		2,633,299

Information Technology — 7.0%
Cohu	5,210	108,368
Comtech Telecommunications	16,026	447,446
Electro Scientific Industries*	14,522	421,137
HP	17,196	415,111
Insight Enterprises*	4,753	245,683
KEMET	18,960	412,949
Nanometrics*	7,080	226,985
Unisys*	12,709	233,973
		2,511,652

Materials — 3.7%
Louisiana-Pacific	11,973	260,652
Resolute Forest Products*	31,084	350,317
Verso*	16,398	460,948
Warrior Met Coal	9,120	255,360
		1,327,277

Total Common Stock
(Cost $30,898,336)		32,052,110

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Total Investments - 89.5%
(Cost $30,898,336)		$32,052,110
Other Assets and Liabilities - 10.5%		3,762,238
Net Assets - 100.0%		$35,814,348

Percentages based on Net Assets.

*	Non-income producing security.

Cl — Class
PLC — Public Limited Company
S&P — Standard & Poor's

The open futures contracts held by the Fund at October 31, 2018, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	(210)	Dec-2018	$(29,154,570)	$(28,466,550)	$688,020
S&P 500 Index E-MINI	(30)	Mar-2019	(4,402,851)	(4,075,950)	326,901
			$(33,557,421)	$(32,542,500)	$1,014,921

For the period ended October 31, 2018, the monthly average notional value of the short equity futures contracts held was $(20,759,273) and the ending notional value of short equity futures contracts held was $(33,557,421).

As of October 31, 2018, all of the Fund's investments and other securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF

October 31, 2018 (Unaudited)

Sector Weightings†:

† Percentages based on total investments.

Description		Face Amount(1)	Value

SOVEREIGN DEBT — 82.8%

Argentina — 3.4%
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	5,576,820	$127,513
16.000%, 10/17/23	ARS	5,529,360	136,120
15.500%, 10/17/26	ARS	5,297,445	122,324
Argentine Government International Bond
4.625%, 01/11/23		277,000	234,065
			620,022

Australia — 4.0%
Queensland Treasury
5.750%, 07/22/24	AUD	435,000	358,595
4.750%, 07/21/25 (A)	AUD	465,000	369,206
			727,801

Brazil — 7.6%
Brazilian Government International Bond
8.500%, 01/05/24	BRL	5,250,000	1,396,614

Chile — 2.5%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/24	CLP	150,000,000	236,119
4.500%, 03/01/26	CLP	150,000,000	217,348
			453,467

Colombia — 4.2%
Colombian TES
11.000%, 07/24/20	COP	741,000,000	251,181
7.500%, 08/26/26	COP	812,500,000	260,139
7.000%, 05/04/22	COP	819,000,000	262,901
			774,221

Croatia — 4.0%
Croatia Government International Bond
6.000%, 01/26/24	HRK	340,000	366,219
5.500%, 04/04/23	HRK	350,000	367,128
			733,347

Greece — 4.6%
Hellenic Republic Government Bond
3.650%, 02/24/24 (B)	EUR	747,795	833,481

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF

October 31, 2018 (Unaudited)

Description		Face Amount(1)	Value

Hungary — 4.6%
Hungary Government Bond
6.000%, 11/24/23	HUF	99,450,000	$404,495
5.500%, 06/24/25	HUF	101,550,000	403,985
3.000%, 06/26/24	HUF	11,420,000	40,051
			848,531

Indonesia — 3.2%
Indonesia Treasury Bond
8.375%, 03/15/24	IDR	4,476,000,000	291,481
7.000%, 05/15/27	IDR	4,800,000,000	284,479
			575,960

Malaysia — 3.7%
Malaysia Government Bond
4.498%, 04/15/30	MYR	1,563,000	373,447
4.392%, 04/15/26	MYR	110,000	26,607
4.181%, 07/15/24	MYR	1,010,000	243,579
Malaysia Government Investment Issue
4.070%, 09/30/26	MYR	110,000	26,067
			669,700

Mexico — 4.3%
Mexican Bonos
10.000%, 12/05/24	MXN	5,123,200	267,224
8.500%, 05/31/29	MXN	6,363,700	304,741
7.500%, 06/03/27	MXN	4,925,000	223,081
			795,046

New Zealand — 2.7%
New Zealand Government Bond
4.500%, 04/15/27	NZD	645,000	488,656

Philippines — 2.5%
Philippine Government Bond
8.000%, 07/19/31	PHP	23,858,684	450,771

Poland — 5.2%
Poland Government Bond
5.750%, 04/25/29	PLN	2,130,000	679,963
Republic of Poland Government Bond
3.250%, 07/25/25	PLN	495,000	131,801
2.500%, 07/25/26	PLN	540,000	135,523
			947,287

Portugal — 4.3%
Portugal Obrigacoes do Tesouro OT
4.125%, 04/14/27 (A)	EUR	391,365	526,791
3.875%, 02/15/30 (A)	EUR	195,330	259,602
			786,393

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF

October 31, 2018 (Unaudited)

Description		Face Amount(1)	Value

Romania — 4.4%
Romania Government Bond
5.850%, 04/26/23	RON	1,050,000	$266,256
5.800%, 07/26/27	RON	1,050,000	268,898
4.750%, 02/24/25	RON	1,125,000	270,321
			805,475
Russia — 4.3%
Russian Federal Bond - OFZ
7.600%, 04/14/21	RUB	19,185,000	289,200
7.600%, 07/20/22	RUB	18,690,000	279,540
7.000%, 01/25/23	RUB	15,120,000	220,941
			789,681
South Africa — 4.3%
Republic of South Africa Government Bond
8.250%, 03/31/32	ZAR	3,183,195	187,663
8.000%, 01/31/30	ZAR	6,838,005	406,590
7.000%, 02/28/31	ZAR	3,570,780	192,271
			786,524
Thailand — 3.9%
Thailand Government Bond
3.625%, 06/16/23	THB	22,143,000	703,697

Turkey — 5.1%
Turkey Government Bond
10.700%, 02/17/21	TRY	2,385,000	342,202
8.500%, 09/14/22	TRY	3,315,000	427,007
Turkey Government International Bond
4.250%, 04/14/26		200,000	164,673
			933,882
Total Sovereign Debt
(Cost $17,428,301)			15,120,556

U.S. TREASURY OBLIGATION — 12.6%

U.S. Treasury Notes
2.250%, 02/15/27		2,465,300	2,308,137

Total U.S. Treasury Obligations
(Cost $2,315,738)			2,308,137

Total Investments - 95.4%
(Cost $19,744,039)			$17,428,693
Other Assets and Liabilities - 4.6%			846,128
Net Assets - 100.0%			$18,274,821

Percentages based on Net Assets.

(1)	In U.S. dollars unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF

October 31, 2018 (Unaudited)

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at October 31, 2018 was $1,155,599 and represents 6.3% of Net Assets.

(B)	Step Bond - Represents the current rate, the step rate, the step date and the final maturity date.

ARS — Argentine Peso
AUD — Australian Dollar
BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
EUR — Euro
HRK — Croatian Kuna
HUF — Hungarian Forint
IDR — Indonesian Rupiah
MXN — Mexican Peso
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RUB — Russian Ruble
THB — Thailand Baht
TRY— Turkish Lira
ZAR — South African Rand

As of October 31, 2018, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

October 31, 2018 (Unaudited)

Sector Weightings†

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 97.3%
Brazil — 4.3%
Cia de Saneamento de Minas Gerais-COPASA	15,400	$211,292
Mahle-Metal Leve	24,200	140,980
SLC Agricola	22,000	334,301
		686,573
China — 0.9%
China Petroleum & Chemical ADR	1,837	148,172

Colombia — 2.3%
Banco de Bogota	7,315	149,958
Ecopetrol	192,324	224,910
		374,868
Czech Republic — 1.1%
O2 Czech Republic	16,181	170,277

Greece — 4.6%
Aegean Airlines	18,051	136,575
Hellenic Petroleum	20,064	159,532
Motor Oil Hellas Corinth Refineries	9,196	217,690
Mytilineos Holdings	24,310	215,045
		728,842
Hong Kong — 16.1%
Anhui Conch Cement, Cl H	44,000	227,239
Asia Cement China Holdings	253,000	217,126
China Communications Construction, Cl H	198,000	181,034
China Lilang	220,000	181,230
China Telecom, Cl H	528,000	249,122
CNOOC	132,000	226,566
Greatview Aseptic Packaging	275,000	182,353
Greenland Hong Kong Holdings	473,000	108,570

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Industrial & Commercial Bank of China, Cl H	231,000	$156,122
Maanshan Iron & Steel, Cl H	374,000	200,307
PICC Property & Casualty, Cl H	154,000	149,249
Sinopec Engineering Group, Cl H	231,000	214,741
Sinopec Shanghai Petrochemical ADR	2,783	122,035
Sinotruk Hong Kong	110,000	157,945
		2,573,639
Hungary — 1.4%
MOL Hungarian Oil & Gas	20,790	218,017

Indonesia — 1.5%
Gudang Garam	51,700	245,875

Mexico — 2.1%
Nemak (A)	323,400	233,556
Rassini, Cl A	59,400	94,598
		328,154
Russia — 11.5%
Alrosa PJSC	134,200	203,519
Center for Cargo Container Traffic TransContainer PJSC	4,590	309,722
Gazprom PJSC ADR	38,775	182,243
Gazprom Neft PJSC	40,920	239,157
Inter RAO UES PJSC	2,585,000	156,261
LUKOIL PJSC ADR	3,146	234,817
Novolipetsk Steel PJSC	84,040	204,660
Severstal PJSC	15,620	244,234
Tatneft PJSC	20,460	243,630
		2,018,243
South Africa — 8.7%
African Rainbow Minerals	27,852	235,786
Assore	10,142	211,839
BHP Billiton	9,922	199,657
Investec	24,420	151,908
Kumba Iron Ore	10,868	212,903
Nedbank Group	13,585	229,221
Reunert	28,886	156,154
		1,397,468
South Korea — 14.4%
Cheil Worldwide	14,124	281,352
Grand Korea Leisure	11,407	222,725
Hanmi Semiconductor	26,389	212,816
Huchems Fine Chemical	11,473	219,483

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

KT&G	2,662	$237,105
LG Uplus	16,390	232,283
SFA Engineering	6,622	226,050
SK Innovation	1,397	261,734
S-Oil	1,628	177,151
Woori Bank	16,885	233,372
		2,304,071
Taiwan — 19.1%
Actron Technology	55,000	161,927
Asustek Computer	11,000	81,408
Aten International	55,000	137,753
Chang Wah Electromaterials	33,000	135,976
Chong Hong Construction	99,000	224,920
Chunghwa Telecom ADR	4,664	163,613
CyberPower Systems	33,000	76,786
Formosa Chemicals & Fibre	66,000	238,891
Formosa Petrochemical	55,000	216,850
ITEQ	132,000	168,930
Micro-Star International	44,000	97,120
Nan Ya Plastics	88,000	218,699
Novatek Microelectronics	55,000	242,624
Pixart Imaging	66,000	173,836
Powertech Technology	55,000	120,156
Simplo Technology	22,000	127,622
Sitronix Technology	44,000	113,758
Thinking Electronic Industrial	55,000	109,847
Zhen Ding Technology Holding	110,000	251,333
		3,062,049
Thailand — 4.1%
Electricity Generating	35,200	245,285
Siam Commercial Bank	56,100	232,692
Thai Oil	69,300	177,170
		655,147
Turkey — 4.1%
Enka Insaat ve Sanayi	295,856	247,182
Iskenderun Demir ve Celik	108,284	134,638
Tekfen Holding	70,895	269,395
		651,215

Total Common Stock
(Cost $16,687,018)		15,562,610

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Total Investments - 97.3%
(Cost $16,687,018)		$15,562,610
Other Assets and Liabilities - 2.7%		431,729
Net Assets - 100.0%		$15,994,339

Percentages based on Net Assets.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at October 31, 2018 was $233,556 and represents 1.5% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

As of October 31, 2018, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk ETF

October 31, 2018 (Unaudited)

Sector Weightings†

† Percentages based on total investments.

Description	Face Amount	Value

U.S. TREASURY OBLIGATION — 89.4%

U.S. Treasury Notes
2.250%, 02/15/27	$21,909,800	$20,513,050

Total U.S. Treasury Obligations
(Cost $21,169,381)		20,513,050

Total Investments - 89.4%
(Cost $21,169,381)		$20,513,050
Other Assets and Liabilities - 0.7%		177,603
Net Assets - 90.1%		$22,944,483

Description	Contracts	Value

PURCHASED OPTIONS — 9.8%(A)‡*
Total Purchased Options
(Cost $2,236,839)		2,253,830

Percentages based on Net Assets.

*	Non-income producing securities

‡ For the period ended October 31, 2018, the average notional value of equity purchased options held was $82,509,702 and the ending notional value of the equity purchased options held was $75,657,546.

(A)	Refer to table below for details on Options Contracts.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk ETF

October 31, 2018 (Unaudited)

A list of the exchange traded option contracts held by the Fund at October 31, 2018, is as follows:

	Contracts	Notional Amount	Value

PURCHASED OPTIONS - 9.82%
Put Options
SPX, Expires 12/24/2018, Strike Price $2,250	5	$1,355,870	$3,050
SPX, Expires 12/24/2018, Strike Price $2,325	5	1,355,870	4,400
SPX, Expires 12/24/2018, Strike Price $2,400	11	2,982,914	14,300
SPX, Expires 12/24/2018, Strike Price $2,500	2	542,348	4,540
SPX, Expires 03/18/2019, Strike Price $2,450	23	6,237,002	109,365
SPX, Expires 03/18/2019, Strike Price $2,500	31	8,406,394	174,375
SPX, Expires 06/24/2019, Strike Price $2,400	24	6,508,176	155,400
SPX, Expires 06/24/2019, Strike Price $2,450	21	5,694,654	154,875
SPX, Expires 06/24/2019, Strike Price $2,475	26	7,050,524	204,490
SPX, Expires 06/24/2019, Strike Price $2,500	31	8,406,394	260,245
SPX, Expires 06/24/2019, Strike Price $2,525	29	7,864,046	259,550
SPX, Expires 06/24/2019, Strike Price $2,550	26	7,050,524	248,430
SPX, Expires 12/23/2019, Strike Price $2,550	21	5,694,654	277,830
SPX, Expires 12/23/2019, Strike Price $2,625	9	2,440,566	139,005
SPX, Expires 12/23/2019, Strike Price $2,650	15	4,067,610	243,975
Total Purchased Options			2,253,830

The following is a list of the inputs used as of October 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$20,513,050	$—	$20,513,050
Total Investments in Securities	$—	$20,513,050	$—	$20,513,050

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$2,253,830	$—	$—	$2,253,830
Total Other Financial Instruments	$2,253,830	$—	$—	$2,253,830

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF

October 31, 2018 (Unaudited)

Sector Weightings†

† Percentages based on total investments.

Description	Shares	Value

COMMON STOCK — 91.6%
Consumer Discretionary — 8.3%
Dollar General	14,246	$1,586,720
Genuine Parts	15,359	1,503,953
McDonald's	9,391	1,661,268
Starbucks	28,624	1,667,920
		6,419,861
Consumer Staples — 13.9%
Altria Group	25,990	1,690,389
Diageo ADR	10,888	1,504,286
Kimberly-Clark	13,210	1,377,803
PepsiCo	13,621	1,530,728
Procter & Gamble	18,382	1,630,116
Sysco	20,481	1,460,910
Walmart	15,924	1,596,859
		10,791,091
Energy — 5.4%
Chevron	12,873	1,437,270
Exxon Mobil	19,066	1,519,179
Occidental Petroleum	19,086	1,280,098
		4,236,547
Financials — 14.9%
Aflac	32,852	1,414,936
CME Group, Cl A	8,781	1,609,030
Eaton Vance	29,056	1,308,973
FactSet Research Systems	6,679	1,494,493
JPMorgan Chase	13,348	1,455,199
Morgan Stanley	31,203	1,424,729
US Bancorp	28,245	1,476,366
Wells Fargo	26,039	1,386,056
		11,569,782

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Health Care — 14.1%
Abbott Laboratories	22,842	$1,574,728
Amgen	7,636	1,472,144
Anthem	5,773	1,590,866
Eli Lilly	14,525	1,575,091
Johnson & Johnson	11,353	1,589,306
Merck	22,297	1,641,282
UnitedHealth Group	5,688	1,486,559
		10,929,976
Industrials — 12.8%
3M	7,238	1,377,102
Emerson Electric	19,919	1,352,102
Harris	9,405	1,398,617
Lockheed Martin	4,795	1,409,011
Norfolk Southern	8,779	1,473,380
United Technologies	11,592	1,439,842
Waste Management	16,798	1,502,917
		9,952,971
Information Technology — 14.5%
Accenture, Cl A	9,033	1,423,781
Apple	6,688	1,463,736
Broadridge Financial Solutions	11,313	1,322,942
Cisco Systems	32,075	1,467,431
Microsoft	13,594	1,451,975
Oracle	31,475	1,537,239
Paychex	20,885	1,367,759
Texas Instruments	13,550	1,257,847
		11,292,710
Materials — 1.8%
Air Products & Chemicals	9,162	1,414,155

Telecommunication Services — 1.9%
AT&T	47,930	1,470,492

Utilities — 4.0%
NextEra Energy	8,940	1,542,150
Southern	34,631	1,559,434
		3,101,584
Total Common Stock
(Cost $63,857,570)		71,179,169

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF

October 31, 2018 (Unaudited)

Description	Shares	Value

Total Investments - 91.6%
(Cost $63,857,570)		$71,179,169
Other Assets and Liabilities – 8.4%		6,499,034
Net Assets – 100.0%		$77,678,203

Description	Contracts	Value

PURCHASED OPTIONS — 7.2%(A)
Total Purchased Options
(Cost $3,718,618)	750	$5,564,750

Description	Contracts	Value

WRITTEN OPTIONS — (1.6)%(A)‡*
Total Written Options
(Cost $(1,134,072))	350	(1,238,750)

Percentages based on Net Assets.

*	Non-income producing securities
‡

For the period ended October 31, 2018, the average notional value of equity options held was $131,373,678 and the ending notional value of the equity purchased options held was $203,380,500. For the period ended October 31, 2018, the average notional value of equity written options held was $(71,869,840) and the ending notional value of equity written options held was $(94,910,900).

(A)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF

October 31, 2018 (Unaudited)

A list of the exchange traded option contracts held by the Fund at April 30, 2018, is as follows:

	Contracts	Notional Amount	Value

PURCHASED OPTIONS - 7.16%
Put Options
SPX, Expires 11/19/2018, Strike Price $2,550	150	$40,676,100	$165,000
SPX, Expires 11/19/2018, Strike Price $2,650	150	40,676,100	423,000
SPX, Expires 12/24/2018, Strike Price $2,760	250	67,793,500	2,481,250
SPX, Expires 12/24/2018, Strike Price $2,900	100	27,117,400	2,006,500
Call Options
SPX, Expires 11/19/2018, Strike Price $2,700	100	27,117,400	489,000
Total Purchased Options			5,564,750
WRITTEN OPTIONS - (1.59)%
Call Options
SPX, Expires 11/19/2018, Strike Price $2,750	(100)	(27,117,400)	(235,000)
Put Options
SPX, Expires 12/24/2018, Strike Price $2,600	(250)	(67,793,500)	(1,003,750)
Total Written Options			(1,238,750)

The following is a list of the inputs used as of October 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$71,179,169	$—	$—	$71,179,169
Total Investments in Securities	$71,179,169	$—	$—	$71.179,169

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$5,564,750	$—	$—	$5,564,750
Written Options	(1,238,750)	—	—	(1,238,750)
Total Other Financial Instruments	$4,326,000	$—	$—	$4,326,000

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Trinity ETF

October 31, 2018 (Unaudited)

Sector Weightings †:

† Percentages based on total investments.

Description	Shares	Value

EXCHANGE TRADED FUNDS — 97.6%
Alpha Architect Value Momentum Trend ETF	9,394	$245,653
Cambria Emerging Shareholder Yield ETF‡	17,457	512,712
Cambria Foreign Shareholder Yield ETF‡	21,747	508,677
Cambria Global Momentum ETF‡	172,304	4,293,419
Cambria Global Value ETF‡	23,320	520,502
Cambria Shareholder Yield ETF‡	13,420	487,950
Cambria Sovereign Bond ETF‡	33,176	810,125
Cambria Value and Momentum ETF‡	41,701	995,511
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	30,162	535,074
JPMorgan Managed Futures ETF	22,198	525,982
Schwab US TIPs ETF	4,961	263,280
SPDR FTSE International Government Inflation-Protected Bond ETF	5,192	271,178
Vanguard Global ex-U.S. Real Estate ETF	4,774	252,688
Vanguard Intermediate-Term Treasury ETF	17,226	1,067,151
Vanguard Real Estate ETF	3,212	251,564
Vanguard Total Bond Market ETF	10,219	795,447
WisdomTree Managed Futures Strategy Fund	13,321	538,302

Total Exchange Traded Funds
(Cost $13,384,323)		12,875,215

Total Investments - 97.6%
(Cost $13,384,323)		$12,875,215

Other Assets and Liabilities - 2.4%		320,334
Net Assets - 100.0%		$13,195,549

Percentages based on Net Assets.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Trinity ETF

October 31, 2018 (Unaudited)

‡

Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor.

Transactions with affiliated companies during the period ended October 31, 2018 are as follows:

Value of Shares Held as of 04/30/18	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 10/31/18	Dividend Income
Cambria Emerging Shareholder Yield ETF
-	$542,700	$-	$(29,988)	$-	$512,712	$1,966
Cambria Foreign Shareholder Yield ETF
-	540,997	-	(32,300)	-	508,677	1,378
Cambria Global Momentun ETF
-	4,554,626	-	(261,207)	-	4,293,419	3,581
Cambria Global Value ETF
-	545,560	-	(25,058)	-	520,502	1,586
Cambria Sovereign Bond ETF
-	807,797	-	2,328	-	810,125	2,285
Cambria Shareholder Yield ETF
-	524,098	-	(36,148)	-	487,950	1,438
Cambria Value & Momentum ETF
-	1,035,670	-	(40,159)	-	995,511	585
$-	$8,551,428	$-	$(422,532)	$-	$8,128,896	$12,820

ETF — Exchanged Traded Fund
FTSE — Financial Times Stock Exchange
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflation Protected Security

As of October 31, 2018, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Assets and Liabilities

October 31, 2018 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF
Assets:
Investments at Fair Value	$124,658,711	$26,254,112	$138,000,861	$93,694,642
Affiliated Investments at Value	—	—	—	12,039,589
Foreign Currency at Value	2,568	160,836	176,954	—
Cash and Cash Equivalents	580,144	223,858	3,700,706	1,681,288
Dividends Receivable, Net	115,898	102,647	130,639	—
Reclaims Receivable	14,887	145,392	234,646	—
Receivable for Investment Securities Sold	—	—	2,103,752	—
Total Assets	125,372,208	26,886,845	144,347,558	107,415,519

Liabilities:
Payable Due to Investment Adviser	65,445	14,588	74,613	54,788
Payable for Capital Shares Redeemed	—	—	2,229,879	—
Custodian Fees Payable	—	—	35,013	—
Total Liabilities	65,445	14,588	2,339,505	54,788
Net Assets	$125,306,763	$26,872,257	$142,008,053	$107,360,731
Net Assets Consist of:
Paid-in Capital	$113,326,814	$30,309,984	$152,898,270	$110,151,501
Total distributable earnings (loss)	11,979,949	(3,437,727)	(10,890,217)	(2,790,770)
Net Assets	$125,306,763	$26,872,257	$142,008,053	$107,360,731
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,450,000	1,150,010	6,350,010	4,300,001
Net Asset Value, Offering and Redemption Price Per Share	$36.32	$23.37	$22.36	$24.97
Investments at Cost	$117,446,261	$29,460,448	$157,413,762	$95,688,367
Affiliated Investments at Cost	—	—	—	12,860,569
Cost of Foreign Currency	2,598	163,127	177,825	—

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Assets and Liabilities

October 31, 2018 (Unaudited)

	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF	Cambria Sovereign Bond ETF	Cambria Emerging Shareholder Yield ETF
Assets:
Investments at Fair Value	$42,338,606	$32,052,110	$17,428,693	$15,562,610
Affiliated Investments at Value	19,317,038	—	—	—
Foreign Currency at Value	—	—	3,071	83,553
Cash and Cash Equivalents	48,722	4,096,582	553,003	345,259
Interest Receivable	—	—	299,246	—
Reclaims Receivable	—	95	—	10,593
Dividends Receivable, Net	—	8,567	—	3,464
Total Assets	61,704,366	36,157,354	18,284,013	16,005,479

Liabilities:
Payable Due to Investment Adviser	—	18,732	9,192	8,306
Variation Margin Payable	—	310,200	—	—
Custodian Fees Payable	—	—	—	2,834
Payable to Broker	—	14,074	—	—
Total Liabilities	—	343,006	9,192	11,140
Net Assets	$61,704,366	$35,814,348	$18,274,821	$15,994,339

Net Assets Consist of:
Paid-in Capital	$64,278,881	$37,288,960	$20,408,204	$16,071,202
Total distributable loss	(2,574,515)	(1,474,612)	(2,133,383)	(76,863)
Net Assets	$61,704,366	$35,814,348	$18,274,821	$15,994,339
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,400,001	1,500,004	750,000	550,004
Net Asset Value, Offering and Redemption Price Per Share	$25.71	$23.88	$24.37	$29.08

Investments at Cost	$43,633,648	$30,898,336	$19,744,039	$16,687,018
Affiliated Investments at Cost	20,982,420	—	—	—
Cost of Foreign Currency	—	—	3,032	84,525

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Assets and Liabilities

October 31, 2018 (Unaudited)

	Cambria Tail Risk ETF	Cambria Core Equity ETF	Cambria Trinity ETF
Assets:
Investments at Fair Value	$20,513,050	$71,179,169	$4,746,319
Affiliated Investments at Value	—	—	8,128,896
Purchased Options at Value	2,253,830	5,564,750	—
Cash and Cash Equivalents	85,617	1,817,949	320,334
Receivable for Investment Securities Sold	—	328,378	—
Reclaims Receivable	—	2,681	—
Interest Receivable	104,541	—	—
Dividends Receivable, Net	—	107,035	—
Total Assets	22,957,038	78,999,962	13,195,549

Liabilities:
Written Options at Value	—	1,238,750	—
Payable Due to Investment Adviser	12,555	69,125	—
Payable to Broker	—	13,884	—
Total Liabilities	12,555	1,321,759	—
Net Assets	$22,944,483	$77,678,203	$13,195,549

Net Assets Consist of:
Paid-in Capital	$25,548,801	$78,861,935	$13,689,284
Total distributable earnings loss	(2,604,318)	(1,183,732)	(493,735)
Net Assets	$22,944,483	$77,678,203	$13,195,549
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,100,002	3,000,002	550,002
Net Asset Value, Offering and Redemption Price Per Share	$20.86	$25.89	$23.99

Investments at Cost	$21,169,381	$63,857,570	$4,832,895
Affiliated Investments at Cost	—	—	8,551,428
Cost of Purchased Options	2,236,839	3,718,618	—
Cost of Written Options	—	1,134,072	—

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Operations

For the period ended October 31, 2018 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF	Cambria Global Asset Allocation ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$1,971,188	$1,236,598	$3,950,299	$1,122,778	$544,981
Dividend Income from Affiliated Investments	—	—	—	338,169	438,063
Interest Income	9,546	142	3,566	15,826	2,099
Less: Foreign Taxes Withheld	(127)	(120,908)	(547,985)	—	—
Total Investment Income	1,980,607	1,115,832	3,405,880	1,476,773	985,143
Management Fees	405,859	124,034	496,814	331,054	—
Custodian Fees	—	—	73,690	—	—
Total Expenses	405,859	124,034	570,504	331,054	—
Net Investment Income	1,574,748	991,798	2,835,376	1,145,719	985,143

Net Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gain on Unaffiliated Investments(1)	5,730,065	2,093,919	5,836,951	323,445	153,674
Net Realized Gain on Affiliated Investments(1)	—	—	—	1,346,049	156,158
Net Realized Gain (Loss) on Foreign Currency Transactions	447	(72,977)	(398,576)	—	—
Net Change in Unrealized Depreciation on Unaffiliated Investments	(11,079,466)	(6,628,137)	(31,545,565)	(8,080,244)	(1,429,222)
Net Change in Unrealized Depreciation on Affiliated Investments	—	—	—	(4,124,885)	(3,155,834)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(75)	(2,816)	35,839	—	—
Net Realized and Unrealized Loss on Investments	(5,349,029)	(4,610,011)	(26,071,351)	(10,535,635)	(4,275,224)
Net Decrease in Net Assets Resulting from Operations	$(3,774,281)	$(3,618,213)	$(23,235,975)	$(9,389,916)	$(3,290,081)

(1)	Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Operations

For the period ended October 31, 2018 (Unaudited)

	Cambria Value and Momentum ETF	Cambria Sovereign Bond ETF	Cambria Emerging Shareholder Yield ETF	Cambria Tail Risk ETF	Cambria Core Equity ETF	Cambria Trinity ETF(1)
Investment Income:
Dividend Income from Unaffiliated Investments	$239,822	$—	$778,080	$—	$1,055,709	$3,650
Dividend Income from Affiliated Investments	—	—	—	—	—	12,820
Interest Income	2,819	490,478	6,153	299,943	5,004	—
Less: Foreign Taxes Withheld	(302)	(12,674)	(96,041)	—	—	—
Total Investment Income	242,339	477,804	688,192	299,943	1,060,713	16,470
Management Fees	117,464	55,574	63,072	70,611	428,684	—
Broker Expense	9,997	—	—	—	94,059	—
Custodian Fees	—	—	6,490	—	—	—
Total Expenses	127,461	55,574	69,562	70,611	522,743	—
Net Investment Income	114,878	422,230	618,630	229,332	537,970	16,470

Net Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gain (Loss) on Unaffiliated Investments(2)	(301,820)	78,144	1,265,705	(300,498)	3,452,454	—
Net Realized Loss on Purchased Options	—	—	—	—	(2,548,956)	—
Net Realized Loss on Written Options	—	—	—	(669,993)	—	—
Net Realized Loss on Futures Contracts	(1,691,271)	—	—	—	—	—
Net Realized Loss on Foreign Currency Transactions	—	(59,791)	(192,616)	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments	(1,109,409)	(2,437,023)	(5,460,219)	(18,931)	1,272,423	(86,576)
Net Change in Unrealized Depreciation on Affiliated Investments	—	—	—	—	—	(422,532)
Net Change in Unrealized Gain on Purchased Options	—	—	—	284,719	2,048,059	—
Net Change in Unrealized Appreciation on Futures Contracts	709,145	—	—	—	—	—
Change in Accumulated Foreign Capital Gains Tax on Appreciated Securities	—	—	18,247	—	—	—
Net Change in Unrealized Appreciation on Foreign Currency Translation	—	4,258	1,624	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(2,393,355)	(2,414,412)	(4,367,259)	(704,703)	4,223,980	(509,108)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,278,477)	$(1,992,182)	$(3,748,629)	$(475,371)	$4,761,950	$(492,638)

(1)	Commenced operations on September 7, 2018.
(2)	Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Foreign Shareholder Yield ETF
	Period Ended October 31, 2018	Year Ended April 30, 2018	Period Ended October 31, 2018	Year Ended April 30, 2018
Operations:
Net Investment Income	$1,574,748	$2,350,934	$991,798	$1,295,312
Net Realized Gain on Investments (1)	5,730,065	13,837,663	2,093,919	3,896,273
Net Realized Gain (Loss) on Foreign Currency Transactions	447	—	(72,977)	12,559
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(11,079,466)	(818,584)	(6,628,137)	3,102,127
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(75)	108	(2,816)	(1,420)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,774,281)	15,370,121	(3,618,213)	8,304,851
Distributions(2)	(1,847,915)	(2,080,232)	(1,050,346)	(1,437,092)

Capital Share Transactions:
Issued	17,676,197	63,832,194	—	3,738,985
Redeemed	(29,187,082)	(60,364,569)	(14,970,127)	(6,700,708)
Increase (Decrease) in Net Assets from Capital Share Transactions	(11,510,885)	3,467,625	(14,970,127)	(2,961,723)
Total Increase (Decrease) in Net Assets	(17,133,081)	16,757,514	(19,638,686)	3,906,036
Net Assets:
Beginning of Period	142,439,844	125,682,330	46,510,943	42,604,907
End of Period	$125,306,763 (*)	$142,439,844 (*)	$26,872,257 (†)	$46,510,943 (†)

Share Transactions:
Issued	450,000	1,700,000	—	150,000
Redeemed	(750,000)	(1,650,000)	(600,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(300,000)	50,000	(600,000)	(100,000)

(1)	May include realized gain as a result of in-kind transactions. (see Note 5).
(2)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 9).
(*)

Includes undistributed net investment income of $417,886, in the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income effective for periods after November 5, 2018 (see Note 9).

(†)

Includes undistributed net investment income of $232,798, in the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income effective for periods after November 5, 2018 (see Note 9).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Global Value ETF		Cambria Global Momentum ETF
	Period Ended October 31, 2018	Year Ended April 30, 2018	Period Ended October 31, 2018	Year Ended April 30, 2018
Operations:
Net Investment Income	$2,835,376	$3,701,640	$1,145,719	$1,311,262
Net Realized Gain on Investments(1)	5,836,951	3,448,834	1,669,494	1,959,838
Net Realized Loss on Foreign Currency Transactions	(398,576)	(69,515)	—	—
Capital Gain Distribution Received from Unaffiliated and Affiliated Investments	—	—	—	3,174
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	(31,545,565)	14,883,636	(12,205,129)	5,663,596
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	35,839	(1,677)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,235,975)	21,962,918	(9,389,916)	8,937,870
Distributions(2).	(3,035,960)	(3,023,213)	(909,871)	(1,446,903)

Capital Share Transactions:
Issued	—	79,845,297	16,173,778	38,638,611
Redeemed	(42,695,138)	—	(3,970,697)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(42,695,138)	79,845,297	12,203,081	38,638,611
Total Increase (Decrease) in Net Assets	(68,967,073)	98,785,002	1,903,294	46,129,578
Net Assets:
Beginning of Period	210,975,126	112,190,124	105,457,437	59,327,859
End of Period	$142,008,053 (*)	$210,975,126 (*)	$107,360,731 (†)	$105,457,437	(†)

Share Transactions:
Issued	—	3,150,000	600,000	1,450,000
Redeemed	(1,750,000)	—	(150,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions.	(1,750,000)	3,150,000	450,000	1,450,000

(1)	May include realized gain as a result of in-kind transactions. (see Note 5).
(2)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 9).
(*)

Includes undistributed net investment income of $1,064,941, in the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income effective for periods after November 5, 2018 (see Note 9).

(†)

Includes distributions in excess of net investment income of $(133,083), in the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income effective for periods after November 5, 2018 (see Note 9).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Global Asset Allocation ETF		Cambria Value and Momentum ETF
	Period Ended October 31, 2018	Year Ended April 30, 2018	Period Ended October 31, 2018	Year Ended April 30, 2018
Operations:
Net Investment Income	$985,143	$1,364,978	$114,878	$135,647
Net Realized Gain (Loss) on Investments and Futures Contracts(1)	309,832	2,119,701	(1,993,091)	(752,196)
Capital Gain Distributions Received from Unaffiliated and Affiliated Investments	—	6,269	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(4,585,056)	406,387	(400,264)	1,705,076
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,290,081)	3,897,335	(2,278,477)	1,088,527
Distributions(1)	(899,810)	(1,360,015)	(165,603)	(81,069)

Capital Share Transactions:
Issued	4,091,968	49,388,670	11,711,584	23,318,747
Redeemed	(5,270,292)	(22,035,804)	(6,070,228)	(25)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,178,324)	27,352,866	5,641,356	23,318,722
Total Increase (Decrease) in Net Assets	(5,368,215)	29,890,186	3,197,276	24,326,180
Net Assets:
Beginning of Period	67,072,581	37,182,395	32,617,072	8,290,892
End of Period	$61,704,366 (*)	$67,072,581 (*)	$35,814,348 (†)	$32,617,072 (†)

Share Transactions:
Issued	150,000	1,800,000	450,000	950,000
Redeemed	(200,000)	(800,000)	(250,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	1,000,000	200,000	950,000

(1)	May include realized gain as a result of in-kind transactions. (see Note 5).
(2)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 9).
(*)

Includes undistributed net investment income of $16,263, in the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income effective for periods after November 5, 2018 (see Note 9).

(†)

Includes undistributed net investment income of $54,732, in the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income effective for periods after November 5, 2018 (see Note 9).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Sovereign Bond ETF		Cambria Emerging Shareholder Yield ETF
	Period Ended October 31, 2018	Year Ended April 30, 2018	Period Ended October 31, 2018	Year Ended April 30, 2018
Operations:
Net Investment Income	$422,230	$667,083	$618,630	$608,768
Net Realized Gain (Loss) on Investments(1)	78,144	40,235	1,265,705	(90,440)
Net Realized Gain (Loss) on Foreign Currency Transactions	(59,791)	13,300	(192,616)	(21,927)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,437,023)	(126,471)	(5,460,219)	3,329,688
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	4,258	(11,903)	1,624	(5,016)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Capital Tax Gains on Appreciated Securities	—	364	18,247	12,004
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,992,182)	582,608	(3,748,629)	3,833,077
Distributions(2)	(332,839)	(732,219)	(541,643)	(509,874)

Capital Share Transactions:
Issued	1,300,843	9,927,241	1,756,874	15,375,863
Redeemed	—	—	(11,930,118)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	1,300,843	9,927,241	(10,173,244)	15,375,863
Total Increase (Decrease) in Net Assets	(1,024,178)	9,777,630	(14,463,516)	18,699,066
Net Assets:
Beginning of Period	19,298,999	9,521,369	30,457,855	11,758,789
End of Period	$18,274,821 (*)	$19,298,999 (*)	$15,994,339 (†)	$30,457,855 (†)

Share Transactions:
Issued	50,000	350,000	50,000	450,000
Redeemed	—	—	(350,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	350,000	(300,000)	450,000

(1)	May include realized gain as a result of in-kind transactions. (see Note 5).
(2)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 9).
(*)

Includes undistributed net investment income of $82,499, in the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income effective for periods after November 5, 2018 (see Note 9).

(†)

Includes undistributed net investment income of $123,080, in the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income effective for periods after November 5, 2018 (see Note 9).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Tail Risk ETF		Cambria Core Equity ETF
	Period Ended October 31, 2018	Year Ended April 30, 2018	Period Ended October 31, 2018	Period Ended April 30, 2018(1)
Operations:
Net Investment Income	$229,332	$213,444	$537,970	$1,393,619
Net Realized Gain(Loss) on Investments, Purchase and Written Options(2)	(970,491)	(1,046,483)	903,498	(7,503,528)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Purchase Options	265,788	(875,601)	3,320,482	5,742,571
Net Increase (Decrease) in Net Assets Resulting from Operations	(475,371)	(1,708,640)	4,761,950	(367,338)
Distributions(3)	(217,178)	(176,882)	(1,021,654)	(1,347,551)

Capital Share Transactions:
Issued	5,168,232	27,787,067	—	126,953,408
Redeemed	(4,188,939)	(5,717,609)	(13,742,796)	(37,557,816)
Increase (Decrease) in Net Assets from Capital Share Transactions	979,293	22,069,458	(13,742,796)	89,395,592
Total Increase (Decrease) in Net Assets	286,744	20,183,936	(10,002,500)	87,680,703
Net Assets:
Beginning of Period	22,657,739	2,473,803	87,680,703	—
End of Period	$22,944,483 (*)	$22,657,739 (*)	$77,678,203 (†)	$87,680,703 (†)

Share Transactions:
Issued	250,000	1,200,000	—	5,050,002
Redeemed	(200,000)	(250,000)	(550,000)	(1,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	950,000	(550,000)	3,550,002

(1)	Inception date May 23, 2017.
(2)	May include realized gain as a result of in-kind transactions. (see Note 5).
(3)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 9).
(*)

Includes undistributed net investment income of $38,840, in the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income effective for periods after November 5, 2018 (see Note 9).

(†)

Includes undistributed net investment income of $ —, in the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income effective for periods after November 5, 2018 (see Note 9).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

Cambria Trinity ETF
Period Ended October 31, 2018(1)
Operations:
Net Investment Income	$16,470
Net Change in Unrealized Depreciation on Investments	(509,108)
Net Decrease in Net Assets Resulting from Operations	(492,638)
Distributions (2)	(1,097)
Capital Share Transactions:
Issued	13,689,284
Increase in Net Assets from Capital Share Transactions	13,689,284
Total Increase in Net Assets	13,195,524
Net Assets:
Beginning of Period	—
End of Period	$13,195,549
Share Transactions:
Issued	550,002
Net Increase in Shares Outstanding from Share Transactions	550,002

(1)	Inception date September 7, 2018.
(2)	Current year presentation of distributions conforms with S-X Disclosure Simplification.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Year/Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets(2)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(1)(3)
Cambria Shareholder Yield ETF
10/31/2018**	$37.98	$0.45	$(1.58)	$(1.13)	$(0.53)	$—	$—	$(0.53)	$36.32	(3.06)%	$125,307	0.59% (4)	2.29% (4)	7%
2018	$33.97	$0.64	$3.94	$4.58	$(0.54)	$(0.03)	$—	$(0.57)	$37.98	13.58%	$142,440	0.59%	1.77%	16%
2017	$28.62	$0.50	$5.35	$5.85	$(0.50)	$—	$—	$(0.50)	$33.97	20.62%	$125,682	0.59%	1.63%	50%
2016	$31.54	$0.64	$(1.45)	$(0.81)	$(0.69)	$(1.39)	$(0.03)	$(2.11)	$28.62	(2.59)%	$137,397	0.59%	2.10%	43%
2015	$29.95	$0.65	$2.29	$2.94	$(0.55)	$(0.80)	$—	$(1.35)	$31.54	9.92%	$227,096	0.59%	2.09%	41%
2014(5)	$25.00	$0.45	$4.98	$5.43	$(0.36)	$(0.12)	$—	$(0.48)	$29.95	21.81%	$205,156	0.59% (4)	1.67% (4)	89%
Cambria Foreign Shareholder Yield ETF
10/31/2018**	$26.58	$0.61	$(3.19)	$(2.58)	$(0.63)	$—	$—	$(0.63)	$23.37	(9.89)%	$26,872	0.59% (4)	4.72% (4)	27%
2018	$23.03	$0.70	$3.60	$4.30	$(0.75)	$—	$—	$(0.75)	$26.58	19.03%	$46,511	0.59%	2.78%	44%
2017	$21.20	$0.81	$1.59	$2.40	$(0.57)	$—	$—	$(0.57)	$23.03	11.93%	$42,605	0.59%	3.80%	43%
2016	$23.80	$0.81	$(2.61)	$(1.80)	$(0.68)	$—	$(0.12)	$(0.80)	$21.20	(7.67)%	$26,495	0.59%	3.83%	53%
2015	$26.63	$0.93	$(2.70)	$(1.77)	$(0.77)	$(0.29)	$—	$(1.06)	$23.80	(6.67)%	$60,694	0.59%	3.76%	48%
2014(6)	$25.00	$0.41	$1.33	$1.74	$(0.11)	$—	$—	$(0.11)	$26.63	6.96%	$66,572	0.59% (4)	3.91% (4)	15%
Cambria Global Value ETF
10/31/2018**	$26.05	$0.41	$(3.66)	$(3.25)	$(0.44)	$—	$—	$(0.44)	$22.36	(12.57)%	$142,008	0.68% (4)	3.37% (4)	—%
2018	$22.66	$0.56	$3.34	$3.90	$(0.51)	$—	$—	$(0.51)	$26.05	17.42%	$210,975	0.68%	2.22%	14%
2017	$19.29	$0.50	$3.38	$3.88	$(0.51)	$—	$—	$(0.51)	$22.66	20.85%	$112,190	0.68%	2.48%	16%
2016	$21.78	$0.45	$(2.57)	$(2.12)	$(0.37)	$—	$—	$(0.37)	$19.29	(9.76)%	$69,436	0.69%	2.36%	15%
2015	$25.73	$0.68	$(4.10)	$(3.42)	$(0.52)	$(0.01)	$—	$(0.53)	$21.78	(13.29)%	$80,580	0.69%	3.10%	25%
2014(7)	$25.00	$0.14	$0.59	$0.73	$—	$—	$—	$—	$25.73	2.92%	$23,160	0.69% (4)	4.11% (4)	—%
Cambria Global Momentum ETF
10/31/2018**	$27.39	$0.28	$(2.48)	$(2.20)	$(0.22)	$—	$—	$(0.22)	$24.97	(8.09)%	$107,361	0.59% (4)	2.04% (4)	73%
2018	$24.72	$0.42	$2.75	$3.17	$(0.50)	$—	$—	$(0.50)	$27.39	12.97%	$105,457	0.59%	1.57%	50%
2017	$22.78	$0.42	$1.95	$2.37	$(0.40)	$—	$(0.03)	$(0.43)	$24.72	10.52%	$59,328	0.59%	1.78%	106%
2016	$25.35	$0.34	$(2.51)	$(2.17)	$(0.38)	$—	$(0.02)	$(0.40)	$22.78	(8.61)%	$21,639	0.59%	1.43%	316%
2015(8)	$25.00	$0.30	$0.39	$0.69	$(0.34)	$—	$—	$(0.34)	$25.35	2.76%	$40,562	0.59% (4)	2.40% (4)	16%

*	Per share data calculated using average shares method.
**	For the six month period ended October 31, 2018.
(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized.  Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Expense ratios do not include expenses of the underlying funds.
(3)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(4)	Annualized.
(5)	Inception date May 13, 2013.
(6)	Inception date December 2, 2013.
(7)	Inception date March 11, 2014.
(8)	Inception date November 3, 2014.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Year/Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(1)(3)
Cambria Global Asset Allocation ETF
10/31/2018**	$27.38	$0.39	$(1.70)	$(1.31)	$(0.36)	$—	$—	$(0.36)	$25.71	(4.84)%	$61,704	—%	(4)	2.89%	(4)	—%
2018	$25.64	$0.74	$1.66	$2.40	$(0.66)	$—	$—	$(0.66)	$27.38	9.43%	$67,073	—%		2.72%		30%
2017	$24.15	$0.65	$1.51	$2.16	$(0.67)	$—	$—	$(0.67)	$25.64	9.08%	$37,182	—%		2.60%		9%
2016	$25.43	$0.58	$(1.26)	$(0.68)	$(0.60)	$—	$—	$(0.60)	$24.15	(2.58)%	$24,152	—%		2.44%		8%
2015(5)	$25.00	$0.18	$0.46	$0.64	$(0.21)	$—	$—	$(0.21)	$25.43	2.58%	$31,786	—%	(4)	1.81%	(4)	4%
Cambria Value and Momentum ETF
10/31/2018**	$25.09	$0.07	$(1.17)	$(1.10)	$(0.11)	$—	$—	$(0.11)	$23.88	(4.41)%	$35,814	0.64%	(4)(6)	0.58%	(4)	37%
2018	$23.69	$0.24	$1.27	$1.51	$(0.11)	$—	$—	$(0.11)	$25.09	6.40%	$32,617	0.65%	(7)	1.00%		93%
2017	$22.69	$0.12	$1.01	$1.13	$(0.13)	$—	$—	$(0.13)	$23.69	4.98%	$8,291	0.66%	(8)	0.50%		76%
2016(9)	$25.00	$0.08	$(2.32)	$(2.24)	$(0.07)	$—	$—	$(0.07)	$22.69	(8.96)%	$4,537	0.66%	(4)(8)	0.55%	(4)	48%
Cambria Sovereign Bond ETF
10/31/2018**	$27.57	$0.57	$(3.33)	$(2.76)	$(0.44)	$—	$—	$(0.44)	$24.37	(10.03)%	$18,275	0.59%	(4)	4.48%	(4)	16%
2018	$27.20	$1.39	$0.64^	$2.03	$(1.44)	$(0.22)	$—	$(1.66)	$27.57	7.56%	$19,299	0.59%		4.97%		25%
2017	$26.99	$1.04	$0.14	$1.18	$(0.93)	$(0.04)	$—	$(0.97)	$27.20	4.51%	$9,521	0.59%		3.88%		86%
2016(10)	$25.00	$0.19	$1.80	$1.99	$—	$—	$—	$—	$26.99	7.96%	$4,049	0.59%	(4)	3.82%	(4)	—%
Cambria Emerging Shareholder Yield ETF
10/31/2018**	$35.83	$0.96	$(6.87)	$(5.91)	$(0.84)	$—	$—	$(0.84)	$29.08	(16.71)%	$15,994	0.65%	(4)	5.82%	(4)	79%
2018	$29.40	$1.01	$6.40	$7.41	$(0.98)	$—	$—	$(0.98)	$35.83	25.75%	$30,458	0.65%		2.99%		26%
2017(11)	$25.00	$0.43	$4.18	$4.61	$(0.21)	$—	$—	$(0.21)	$29.40	18.57%	$11,759	0.69%	(4)	2.00%	(4)	33%

*	Per share data calculated using average shares method.
**	For the six month period ended October 31, 2018.
^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized.  Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Expense ratios do not include expenses of the underlying funds.
(3)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(4)	Annualized.
(5)	Inception date December 9, 2014.
(6)	Includes broker expense of 0.05%.
(7)	Includes broker expense of 0.06%.
(8)	Includes broker expense of 0.07%.
(9)	Inception date September 8, 2015.
(10)	Inception date February 22, 2016.
(11)	Inception date July 13, 2016.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

	Net Asset Value, Beginning of Year/Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(1)(3)
Cambria Tail Risk ETF
10/31/2018**	$21.58	$0.20	$(0.74)	$(0.54)	$(0.18)	$—	$(0.18)	$20.86	(2.49)%	$22,944	0.59%	(5)	1.92%	(5)	22%
2018	$24.74	$0.38	$(3.27)	$(2.89)	$(0.27)	$—	$(0.27)	$21.58	(11.74)%	$22,658	0.59%		1.66%		56%
2017(4)	$25.00	$0.02	$(0.28)	$(0.26)	$—	$—	$—	$24.74	(1.04)%	$2,474	0.59%	(5)	1.38%	(5)	—%
Cambria Core Equity ETF
10/31/2018**	$24.70	$0.17	$1.35	$1.52	$(0.33)	$—	$(0.33)	$25.89	6.20%	$77,678	1.28%	(5)(8)	1.32%	(5)	14%
2018(6)	$25.00	$0.32	$(0.31)	$0.01	$(0.30)	$(0.01)	$(0.31)	$24.70	0.01%	$87,681	1.21%	(5)(9)	1.35%	(5)	8%
Cambria Trinity ETF
2018(7)	$25.00	$0.05	$(1.05)	$(1.00)	$(0.01)	$—	$(0.01)	$23.99	(4.02)%	$13,196	—%	(5)	1.45%	(5)	—%

*	Per share data calculated using average shares method.
**	For the six month period ended October 31, 2018.
(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized.  Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Expense ratios do not include expenses of the underlying funds.
(3)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(4)	Inception date April 5, 2017.
(5)	Annualized.
(6)	Inception date May 23, 2017.
(7)	Inception date September 7, 2018.
(8)	Includes broker expense of 0.23%
(9)	Includes broker expense of 0.10% and interest expense of 0.06%.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Notes to Financial Statements

October 31, 2018 (Continued)

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as a diversified, open-end registered management investment company under the Investment Company Act of 1940, as amended. The Trust is comprised of multiple exchange traded funds (“ETFs”). These financial statements relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Core Equity ETF and Cambria Trinity ETF (each, a “Fund” and, collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified, except Cambria Sovereign Bond ETF.

The investment objective of the Cambria Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Shareholder Yield Index. The Fund inception date is May 13, 2013. The Fund commenced operations on May 14, 2013.

The investment objective of the Cambria Foreign Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Foreign Shareholder Yield Index. The Fund inception date is December 2, 2013. The Fund commenced operations on December 3, 2013.

The investment objective of the Cambria Global Value ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Global Value Index. The Fund inception date is March 11, 2014. The Fund commenced operations on March 12, 2014.

The investment objective of the Cambria Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Fund inception date is November 3, 2014. The Fund commenced operations on November 4, 2014.

The investment objective of the Cambria Global Asset Allocation ETF is to seek to track performance (before fees and expenses) of the Cambria Global Asset Allocation Index. The Fund inception date is December 9, 2014. The Fund commenced operations on December 10, 2014.

The investment objective of the Cambria Value and Momentum ETF is to seek income and capital appreciation from investments in the U.S. equity market. The Fund inception date is September 8, 2015. The Fund commenced operations on September 9, 2015.

The investment objective of the Cambria Sovereign Bond ETF is to seek income and capital appreciation from investments in securities and instruments that provide exposure to sovereign and quasi-sovereign bonds. The Fund inception date is February 22, 2016. The Fund commenced operations on February 23, 2016.

The investment objective of the Cambria Emerging Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Emerging Shareholder Yield Index. The Fund inception date is July 13, 2016. The Fund commenced operations on July 14, 2016.

The investment objective of the Cambria Tail Risk ETF is to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk. The Fund inception date is April 5, 2017. The Fund commenced operations on April 6, 2017.

The investment objective of the Cambria Core Equity ETF is to seek capital appreciation and capital preservation with a low correlation to the broader U.S. equity market. The Fund inception date is May 23, 2017. The Fund commenced operations on May 24, 2017.

Cambria Investment Management

Notes to Financial Statements

October 31, 2018 (Continued)

1. ORGANIZATION (continued)

The investment objective of the Cambria Trinity ETF is to seek to track the performance, before fees and expenses, of the Cambria Trinity Index. The Fund inception date is September 7, 2018. The Fund commenced operations on September 10, 2018.

Shares of the Funds are listed and traded either on the NYSE Arca, Inc or CBOE BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value ("NAV"). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called "Creation Units." Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Cambria Investment Management

Notes to Financial Statements

October 31, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

For the period ended October 31, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statements of Operations.

Futures Contracts — To the extent consistent with its investment objective and strategies, Cambria Value and Momentum ETF utilized futures contracts during the period ended October 31, 2018. The Fund’s investment in futures contracts are designed to enable the Fund to more closely approximate their performance of their benchmark indices. Cambria Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Cambria Value and Momentum ETF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. A margin deposit was made upon entering into futures contracts and is included in Cash at Broker on the Statements of Assets and Liabilities.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that Cambria Value and Momentum ETF could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Cambria Investment Management

Notes to Financial Statements

October 31, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

It is the Fund’s policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as Cambria Value and Momentum ETF does not have a master netting agreement with the counterparty to the futures contracts. Refer to the Cambria Value and Momentum ETF Schedule of Investments for details regarding open future contracts as of October 31, 2018. The fair value of equity futures contracts held in the Fund can be found on the Statements of Assets and Liabilities under the captions variation margin receivable. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) of futures contracts are reported in the Cambria Value and Momentum ETF Schedule of Investments. Realized gains or losses on equity rate futures contracts related to the Fund is recognized on the Statement of Operations as part of net realized gain (loss) on futures contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as net change in unrealized gain (loss) on futures contracts.

Options Written/Purchased — The Cambria Value and Momentum ETF, Cambria Tail Risk ETF and Cambria Core Equity ETF may invest in equity options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in equity option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

The Cambria Tail Risk ETF and Cambria Core Equity ETF had options contracts as of October 31, 2018, as disclosed in the Funds’ Schedule of Investments. The value of the option contracts held in the Funds can be found on the Statements of Assets and Liabilities. Any realized and change in unrealized gains or losses can be found on the Statements of Operations.

Federal Income Taxes — The Funds intend to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period.

The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Cambria Investment Management

Notes to Financial Statements

October 31, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Offering Expenses — All offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statements of Assets and Liabilities.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Cash and Cash Equivalents — Cash and cash equivalents may consist of cash balances and time deposits maintained or held at Brown Brothers Harriman. Such amounts may be in excess of Federal Deposit Insurance Corporation limitations.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders — The Funds generally pay out dividends from their net investment income, if any, quarterly, and distributes their net capital gains, if any, to shareholders at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called creation units (“Creation Units”). Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

The distributor has entered into participant agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Fund.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Cambria Investment Management

Notes to Financial Statements

October 31, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the period ended October 31, 2018:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee	Variable Charge
Cambria Shareholder Yield ETF	50,000	$700	$1,816,000	$700	None
Cambria Foreign Shareholder Yield ETF	50,000	2,000	1,168,500	2,000	Up to 2.0%
Cambria Global Value ETF	50,000	3,500	1,118,000	3,500	Up to 2.0%
Cambria Global Momentum ETF	50,000	500	1,248,500	500	Up to 2.0%
Cambria Global Asset Allocation ETF	50,000	500	1,285,500	500	None
Cambria Value and Momentum ETF	50,000	700	1,194,000	700	None
Cambria Sovereign Bond ETF	50,000	550	1,218,500	550	Up to 2.0%
Cambria Emerging Shareholder Yield ETF	50,000	3,500	1,454,000	3,500	Up to 2.0%
Cambria Tail Risk ETF	50,000	500	1,043,000	500	None
Cambria Core Equity ETF	50,000	500	1,294,500	500	None
Cambria Trinity ETF	50,000	500	1,199,500	500	None

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Illiquid Securities — A security is considered illiquid if the Fund reasonably expects that the investment cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the statements of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds has the right to set off the amounts owed with the amounts owed by the other party, the Funds intends to set off, and the Funds right of setoff is enforceable at law.

As of October 31, 2018, the Funds financial instruments and derivative instruments are not subject to a master netting arrangement.

4. RELATED PARTIES

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers each Fund’s investment program. The Investment Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, the Funds pay the Investment Adviser, on a monthly basis, an annual advisory fee based on its average daily nets assets for the services and facilities it provides payable at an annual rate of 0.59%, excluding the Cambria Global Asset Allocation ETF and Cambria Trinity ETF which are not charged an advisory fee and the Cambria Core Equity EFT which pay an annual rate of 1.05%.

Cambria Investment Management

Notes to Financial Statements

October 31, 2018 (Continued)

4. RELATED PARTIES (continued)

With respect to each fund, except the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of the Funds except for the advisory fee, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of each Fund, except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF may pay up to 0.10% in custody fees. The Management Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Additionally, the Investment Adviser earned $60,720 in management fees from the Cambria Global Momentum ETF related to the Fund’s investment in affiliated funds, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Sovereign Bond ETF and Cambria Emerging Shareholder Yield ETF.

Administrator, Custodian and Transfer Agent — SEI Investments Global Fund Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and a Transfer Agency Services Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator (the “Distributor”), serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). In accordance with its Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. However, no such fee is currently paid by the Funds, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

Certain officers and trustees of the funds are officers/employees of the Investment Adviser or the Administrator.

5. INVESTMENT TRANSACTIONS

For the period ended October 31, 2018, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Cambria Shareholder Yield ETF	$14,660,149	$9,061,576
Cambria Foreign Shareholder Yield ETF	11,044,813	11,324,022
Cambria Global Value ETF	465,474	11,365,621
Cambria Global Momentum ETF	80,694,063	79,144,775
Cambria Global Asset Allocation ETF	399,326	–
Cambria Value and Momentum ETF	13,462,241	15,382,958
Cambria Sovereign Bond ETF	5,191,364	2,445,638
Cambria Emerging Shareholder Yield ETF	16,459,860	21,890,655
Cambria Tail Risk ETF	–	–
Cambria Core Equity ETF	11,323,117	15,281,271
Cambria Trinity ETF(1)	–	–

(1) The Fund commenced operations on September 10, 2018.

Cambria Investment Management

Notes to Financial Statements

October 31, 2018 (Continued)

5. INVESTMENT TRANSACTIONS (continued)

For the period ended October 31, 2018, the Cambria Sovereign Bond ETF had purchases of U.S. Government securities of $3,328,976 and Cambria Tail Risk ETF had purchases and sales of U.S. Government securities of $4,855,250 and $4,822,155, respectively.

For the period ended October 31, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Net Realized Gain (Loss)
Cambria Shareholder Yield ETF	$9,037,431	$26,353,102	$5,233,945
Cambria Foreign Shareholder Yield ETF	–	14,668,608	389,868
Cambria Global Value ETF	–	37,430,642	6,635,858
Cambria Global Momentum ETF	15,585,015	3,634,189	384,822
Cambria Global Asset Allocation ETF	4,056,026	5,220,446	309,832
Cambria Value and Momentum ETF	10,895,147	5,563,553	1,001,222
Cambria Sovereign Bond ETF	–	–	–
Cambria Emerging Shareholder Yield ETF	720,729	5,281,792	434,785
Cambria Tail Risk ETF	–	–	–
Cambria Core Equity ETF	–	13,469,644	1,691,173
Cambria Trinity ETF(1)	13,384,323	–	–

(1) The Fund commenced operations on September 10, 2018.

For the year or period ended April 30, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Net Realized Gain (Loss)
Cambria Shareholder Yield ETF	$25,691,615	$57,605,105	$14,934,976
Cambria Foreign Shareholder Yield ETF	3,591,100	6,659,453	1,305,032
Cambria Global Value ETF	71,603,548	–	–
Cambria Global Momentum ETF	38,396,259	–	–
Cambria Global Asset Allocation ETF	45,256,443	21,777,692	1,564,708
Cambria Value and Momentum ETF	22,281,175	–	–
Cambria Sovereign Bond ETF	–	–	–
Cambria Emerging Shareholder Yield ETF	7,355,246	–	–
Cambria Tail Risk ETF	7,975,116	–	–
Cambria Core Equity ETF(1)	120,397,455	36,321,128	3,248,421

(1) The Fund commenced May 23, 2017

6. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investments could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are subject to the principal risks set forth in their prospectuses under the heading ‘‘Principal Risks’’. Some of these risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, or ability to meet its investment objective, are set forth below.

Cash Redemption Risk — The Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively (i.e., securities are distributed as payment of redemption proceeds). In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Cambria Investment Management

Notes to Financial Statements

October 31, 2018 (Continued)

6. PRINCIPAL RISKS (continued)

Cyber Security Risk — The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, may subject the Fund to many of the same risks associated with direct cyber security breaches and adversely impact the Fund. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause the Fund to incur additional compliance costs associated with corrective measures, subject the Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Fund. Cyber security breaches of market makers, Authorized Participants, or the issuers of securities in which the Fund invests could also have material adverse consequences on the Fund’s business operations and cause financial losses for the Fund and its shareholders. While the Fund and its service providers have established business continuity plans and risk management systems designed to address cyber security risks, prevent cyber-attacks and mitigate the impact of cyber security breaches, there are inherent limitations on such plans and systems. In addition, the Fund has no control over the cyber security protections put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.

Derivatives Risk — Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, indexes, rates or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on Fund performance. The successful use of derivatives generally depends on the ability to predict market movements. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. The Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Emerging Markets Risk — Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to these securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Dividend Paying Security Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Equity Investing Risk — An investment in the Funds involves risks similar to those of investing in any Fund holding equity securities, such as market ﬂuctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a speciﬁc issuer, market or securities markets generally.

Cambria Investment Management

Notes to Financial Statements

October 31, 2018 (Continued)

6. PRINCIPAL RISKS (continued)

Exchange-Traded Funds and Exchange-Traded Products (“ETP”) and Investment Companies Risk — The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Funds bear its proportionate share of the fees and expenses of the underlying entity. As a result, the Funds’ operating expenses may be higher and performance may be lower.

Fixed Income Risk — A decline in an issuer’s credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by the Funds may “call” (or repay) the security before its stated maturity, and the Funds may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Funds’ income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase.

Foreign Investment Risk — Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities by each Fund are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Futures Contracts Risk — Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

High Yield Securities Risk — High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations in the Funds. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Index Risk — Unlike many investment companies, the Index Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, an Index Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Management Risk — The Cambria Global Momentum ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF, Cambria Tail Risk ETF and Cambria Core Equity ETF (the “Active Funds”) are actively managed using proprietary investment strategies and processes. The Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Asset Allocation ETF, Cambria Emerging Shareholder Yield ETF and Cambria Trinity ETF (the “Index Funds”) are passively managed, meaning that they are designed to track the performance of an underlying index. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Non-Correlation Risk — The returns of the Index Funds may not match the return of their Underlying Indexes for a number of reasons. For example, each Index Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Index Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Index Fund and its Underlying Index may vary due to asset valuation differences and differences between each Index Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Cambria Investment Management

Notes to Financial Statements

October 31, 2018 (Continued)

6. PRINCIPAL RISKS (continued)

Options Risk — The value of the Funds’ positions in options fluctuates in response to changes in the value of the underlying index. The Funds also risk losing all or part of the cash paid for purchasing put options. Writing index the Cambria Tail Risk ETF only purchases put options, the Fund’s losses from its exposure to put options is limited to the amount of premiums paid to the option seller. To the extent that the Cambria Core Equity ETF reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

Premium Discount Risk — The Shares may trade above or below their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. Cambria cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. However, given that Shares can be purchased and redeemed in large blocks of Shares, called Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Fund’s portfolio holdings are fully disclosed on a daily basis, Cambria believes that large discounts or premiums to the NAV of Shares should not be sustained, but that may not be the case.

Secondary Market Trading Risk — Investors buying or selling Shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Sovereign Debt Securities Risk — Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Sovereign Bond ETF may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Sovereign Bond ETF’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8. INCOME TAXES

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to foreign currency and sales of passive foreign investment companies. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income(loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Cambria Investment Management

Notes to Financial Statements

October 31, 2018 (Continued)

8. INCOME TAXES (continued)

For tax purposes, short-term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the last two fiscal periods were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Cambria Shareholder Yield ETF
2018	$1,963,064	$117,168	$–	$2,080,232
2017	2,080,769	–	–	2,080,769
Cambria Foreign Shareholder Yield ETF
2018	$1,437,092	$–	$–	$1,437,092
2017	683,048	–	–	683,048
Cambria Global Value ETF
2018	$3,023,213	$–	$–	$3,023,213
2017	1,965,865	–	–	1,965,865
Cambria Global Momentum ETF
2018	$1,446,903	$–	$–	$1,446,903
2017	530,781	–	39,767	570,548
Cambria Global Asset Allocation ETF
2018	$1,360,015	$–	$–	$1,360,015
2017	777,368	–	–	777,368
Cambria Value and Momentum ETF
2018	$81,069	$–	$–	$81,069
2017	28,879	–	–	28,879
Cambria Sovereign Bond ETF
2018	$719,881	$12,338	$–	$732,219
2017	229,159	–	–	229,159
Cambria Emerging Shareholder Yeild ETF
2018	$509,874	$–	$–	$509,874
2017	55,329	–	–	55,329
Cambria Tail Risk ETF
2018	$176,882	$–	$–	$176,882
2017	–	–	–	_
Cambria Core Equity ETF
2018	$1,295,785	$–	$51,766	$1,347,551
Cambria Trinity ETF
2018	$–	$–	$–	$–

As of October 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF
Undistributed Ordinary Income	$417,887	$569,075	$1,081,538	$–
Undistributed Long-Term Capital Gain	–	–	2,423,857	–
Capital Loss Carryforwards	(1,107,533)	(2,408,302)	–	(1,674,283)
Late Year Loss Deferral	–	–	–	(133,084)
Unrealized Appreciation	18,291,791	3,070,059	11,876,323	9,316,384
Total Distributable Earnings	$17,602,145	$1,230,832	$15,381,718	$7,509,017

Cambria Investment Management

Notes to Financial Statements

October 31, 2018 (Continued)

8. INCOME TAXES (continued)

	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF	Cambria Sovereign Bond ETF	Cambria Emerging Shareholder Yield ETF
Undistributed Ordinary Income	$16,262	$54,733	$168,726	$131,638
Undistributed Long-Term Capital Gain	14,175	–	17,393	–
Capital Loss Carryforwards	–	(1,348,449)	–	(189,411)
Unrealized Appreciation	1,584,939	2,263,184	91,749	4,271,182
Other Temporary Differences	–	–	(86,230)	–
Total Distributable Earnings	$1,615,376	$969,468	$191,638	$4,213,409

	Cambria Tail Risk ETF	Cambria Core Equity ETF
Undistributed Ordinary Income	$38,839	$–
Capital Loss Carryforwards	(861,029)	(10,587,275)
Unrealized Appreciation (Depreciation)	(1,089,579)	5,663,247
Total Accumulated Losses	$(1,911,769)	$(4,924,028)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment losses that are carried forward will retain their character as either short term or long term capital losses. As of October 31, 2018, the Funds have the following capital loss carryforwards and offset capital gains for an unlimited period:

	Non-Expiring Short-Term Loss	Non- Expiring Long-Term Loss	Total

Cambria Shareholder Yield ETF	$1,107,533	$–	$1,107,533

Cambria Foreign Shareholder Yield ETF	$–	$2,408,302	$2,408,302

Cambria Global Value ETF	$–	$–	$–

Cambria Global Momentum ETF	$1,674,283	$–	$1,674,283

Cambria Global Asset Allocation ETF	$–	$–	$–

Cambria Value and Momentum ETF	$1,348,449	$–	$1,348,449

Cambria Sovereign Bond ETF	$–	$–	$–

Cambria Emerging Shareholder Yield ETF	$189,411	$–	$189,411

Cambria Tail Risk ETF	$198,472	$662,557	$861,029

Cambria Core Equity ETF	$7,281,799	$3,305,476	$10,587,275

Cambria Investment Management

Notes to Financial Statements

October 31, 2018 (Continued)

During the year ended October 31, 2018, the Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF and Cambria Global Asset Allocation ETF and Cambria Value and Momentum ETF utilized $2,596,225, $1,025,220, $1,936,853, $577,019, $421,821 of capital loss carryforwards to offset capital gains, respectively.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2018, were as follows:

Cambria Investment Management	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cambria Shareholder Yield ETF	$117,446,261	$13,825,769	$(6,613,319)	$7,212,450
Cambria Foreign Shareholder Yield ETF	29,460,448	1,378,027	(4,584,363)	(3,206,336)
Cambria Global Value ETF	157,413,762	9,559,121	(28,972,022)	(19,412,901)
Cambria Global Momentum ETF	108,548,936	2,276,044	(5,090,749)	(2,814,705)
Cambria Global Asset Allocation ETF	64,616,068	306,696	(3,267,120)	(2,960,424)
Cambria Value and Momentum ETF	30,898,336	2,965,351	(1,811,577)	1,153,774
Cambria Sovereign Bond ETF	19,744,039	39,169	(2,354,515)	(2,315,346)
Cambria Emerging Shareholder Yield ETF	16,687,018	467,549	(1,591,957)	(1,124,408)
Cambria Tail Risk ETF	21,169,381	–	(656,331)	(656,331)
Cambria Core Equity ETF	63,857,570	8,877,325	(1,555,726)	7,321,599
Cambria Trinity ETF	13,384,323	2,438	(511,546)	(509,108)

9. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income, net realized gains and/or return of capital, otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income:

Fund	Net Investment Income	Net Realized Gains	Return of Capital
Cambria Shareholder Yield ETF	$1,963,059	$117,173	$—
Cambria Sovereign Bond ETF	635,189	97,030	—
Cambria Core Equity ETF	1,295,785	—	51,766

Cambria Investment Management

Notes to Financial Statements

October 31, 2018 (Continued)

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Cambria Investment Management

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples do not reflect any brokerage commissions that you may pay on purchases and sales of Shares. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2018 to October 31, 2018).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Cambria Investment Management

Disclosure of Fund Expenses

(Unaudited) (Concluded)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Annualized Expense Ratios	Expenses Paid During Period(1)
Cambria Shareholder Yield ETF
Actual Fund Return	$1,000.00	$969.40	0.59%	$2.93
Hypothetical 5% Return	$1,000.00	$1,022.20	0.59%	$3.01
Cambria Foreign Shareholder Yield ETF
Actual Fund Return	$1,000.00	$901.10	0.59%	$2.83
Hypothetical 5% Return	$1,000.00	$1,022.20	0.59%	$3.01
Cambria Global Value ETF
Actual Fund Return	$1,000.00	$874.30	0.68%	$3.21
Hypothetical 5% Return	$1,000.00	$1,021.80	0.68%	$3.47
Cambria Global Momentum ETF
Actual Fund Return	$1,000.00	$919.10	0.59%	$2.85
Hypothetical 5% Return	$1,000.00	$1,022.20	0.59%	$3.01
Cambria Global Asset Allocation ETF
Actual Fund Return	$1,000.00	$951.60	—%	$—
Hypothetical 5% Return	$1,000.00	$1,025.20	—%	$—
Cambria Value and Momentum ETF
Actual Fund Return	$1,000.00	$955.90	0.64%	$3.16
Hypothetical 5% Return	$1,000.00	$1,022.00	0.64%	$3.26
Cambria Sovereign Bond ETF
Actual Fund Return	$1,000.00	$899.70	0.59%	$2.83
Hypothetical 5% Return	$1,000.00	$1,022.20	0.59%	$3.01
Cambria Emerging Shareholder Yield ETF
Actual Fund Return	$1,000.00	$832.90	0.65%	$3.00
Hypothetical 5% Return	$1,000.00	$1,021.90	0.65%	$3.31
Cambria Tail Risk ETF
Actual Fund Return	$1,000.00	$975.10	0.59%	$2.94
Hypothetical 5% Return	$1,000.00	$1,022.20	0.59%	$3.01
Cambria Core Equity ETF
Actual Fund Return	$1,000.00	$1,062.00	1.28%	$6.65
Hypothetical 5% Return	$1,000.00	$1,018.00	1.28%	$6.51
Cambria Trinity ETF
Actual Fund Return	$1,000.00	$959.80	—%	$–	(2)
Hypothetical 5% Return	$1,000.00	$1,007.00	—%	$–

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

(2)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 51/365 (to reflect the actual time the Fund had operations from 09/10/2018-10/31/2018).

Cambria Investment Management

Approval of Advisory Agreements & Board Considerations

October 31, 2018 (Unaudited)

Board Considerations in Approving the Cambria Trinity ETF Investment Advisory Agreement

At an in-person meeting held on June 12, 2018, the Board, including the Independent Trustees, met to discuss, among other things, the organization resolutions related to Cambria Trinity ETF (the “Fund”), and to consider, and vote on, the approval of the investment advisory agreement between Cambria and the Trust, with respect to the Fund (the “Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from Cambria to a due diligence questionnaire circulated on the Board’s behalf. During its deliberations, the Board received an oral presentation from Cambria and was assisted by the advice of independent legal counsel.

In evaluating the Agreement, the Board reviewed information regarding Cambria’s personnel, operations, and financial condition. In addition, the Board considered the evaluation process of Cambria to be ongoing and, in this regard, the Board considered information about Cambria derived from prior meetings of the Board concerning Cambria’s performance and services with respect to other Funds as part of the 15(c) review process for the Fund. At the meeting held on June 12, 2018, the Board considered: (1) the nature, extent and quality of the services to be provided to the Fund by Cambria; (2) the investment performance of Cambria with respect to existing Funds with similar investment strategies and/or the same portfolio managers; (3) the costs of the services provided by Cambria and the profitability to Cambria derived from its relationship with the Fund; (4) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (5) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable investors to share in the benefits of economies of scale; (6) benefits (such as soft dollars, if any) to be derived by Cambria and its affiliates from their relationship with the Fund; (7) Cambria’s reputation, expertise and resources in the financial markets; (8) Cambria’s investment management personnel; (9) Cambria’s operations and financial condition; (10) Cambria’s compliance program; and (11) other factors the Board deemed relevant.

The discussion immediately below outlines in greater detail the materials and information presented to the Board in connection with its consideration and approval of the Agreement, and the conclusions made by the Board at the meeting held on June 12, 2018 when determining to approve the Agreement for an initial two-year term.

Nature, Extent and Quality of Services. The Board reviewed the nature, quality and extent of the overall services to be provided by Cambria to the Fund. In particular, the Board considered the responsibilities of Cambria under the terms of the Agreement, recognizing that Cambria had invested significant time and effort in structuring the Trust and the Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”), arranging service providers, exploring various sales channels, and assessing the appeal for the Fund’s investment strategy. In addition, the Board considered that Cambria is responsible for providing investment advisory services to the Fund, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services provided by Cambria in the oversight of the Trust’s distributor, administrator, transfer agent, and custodian. The Board also discussed and considered the role of Cambria Indices, LLC as index provider to the Fund. In addition, the Board evaluated the integrity of Cambria’s personnel, the professional qualifications and experience of the portfolio management team in managing assets, their experiences with Cambria’s services, and the adequacy of Cambria’s resources and financial condition. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided, and expected to be provided, to the Fund by Cambria.

Performance. The Board noted that, since the Fund had not yet commenced investment operations, the Fund had no investment performance. The Board considered, however, that Cambria has been relatively successful in advising other ETFs, including other series of the Trust, using different quantitative investment strategies. The Board also discussed and considered the performance track record, investment experience, professional background and qualifications of the Fund’s portfolio manager. The Board further noted that Cambria had performed extensive research on the strategy underlying the Fund.

Cambria Investment Management

Approval of Advisory Agreements & Board Considerations

October 31, 2018 (Unaudited)

Comparative Fees and Expenses. The Board considered that Cambria proposed charging a unitary advisory fee of 0.00% to the Fund. The Board also considered the Fund, a fund of funds, would incur acquired fund fees and expenses, some of which would be paid to affiliated Cambria Funds. The Trustees noted that under the unitary fee structure proposed, Cambria, and not the Fund, would be responsible for paying many of the expenses necessary to service the Fund, including those of other service providers. In considering the advisory fee and proposed expense ratio, the Board reviewed and considered the fee in light of the nature, quality and extent of the services to be provided by Cambria to the Fund. With respect to the Fund’s proposed advisory fee and estimated total expense ratio, the Board considered how the proposed fee and expense ratio compared to the advisory fees and expense ratios of ETFs with comparable strategies, noting how differences between fund strategies might impact fees. The Board noted that although the Fund’s proposed unitary advisory fee is lower than the advisory fee of each of its peer funds, the Fund’s average total expense ratio might be higher than the expense ratio of its peer funds. The Board also considered Cambria’s representation that it would continue to monitor the Fund’s expense ratio as compared to those of its peer group and seek to ensure that the Fund remains competitive. Based on its review, in the context of its full deliberations, the Board concluded that the Fund’s proposed advisory fees appeared reasonable in light of the services to be rendered.

Costs and Profitability. The Board then considered the estimated profits to be realized by Cambria in connection with providing services to the Fund. The Board noted that since the Fund had not yet launched, it was difficult to estimate how profitable it would be to Cambria. The Board, however, reviewed estimated profit and loss information provided by Cambria with respect to the Fund. In particular, the Board noted Cambria’s representation of its long-term commitment to the success of the Fund and its unitary fee structure under which it bears the risk that Fund expenses might increase. The Board further considered the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses Cambria would pay in accordance with the Agreement. Based on its review, in the context of its full deliberations, the Board concluded that Cambria’s expected profitability with respect to the Fund appeared reasonable in light of the services Cambria will render to the Fund.

Other Benefits. The Board then considered the extent to which Cambria will derive ancillary benefits from the Fund’s operations. The Board discussed the potential benefits to Cambria resulting from its ability to use the Fund’s assets to engage in soft dollar transactions. The Board noted that Cambria did not have any affiliates that would benefit from the Fund’s operations. The Board also reviewed the degree to which Cambria may receive compensation from other Cambria ETFs based upon the Fund’s investment in other Cambria ETFs. The Board also considered that Cambria, not the Fund, pays any licensing fees attributable to its underlying index to Cambria’s affiliated index provider.

Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory fee for the Fund is 0.00%, which cannot include breakpoints, but that it was premature - before the commencement of investment operations - to evaluate potential economies of scale. The Board, thus, determined to monitor potential economies of scale as assets managed by the Fund grow larger.

Conclusion. In approving the Agreement, the Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreement for the Fund.

Cambria Investment Management

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund generally fluctuates in response to changes in its NAV, as well as market supply and demand. The data represented in the table below represents past performance and cannot be used to predict future results.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of a NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

	Market Price One Year Total Return	Market Price Cumulative Inception Date Total Return	Market Price, End of Period
Cambria Shareholder Yield ETF	0.92%	-%	$36.30
Cambria Foreign Shareholder Yield ETF	(9.10)	-	23.37
Cambria Global Value ETF	(11.04)	-	22.32
Cambria Global Momentum ETF	(6.63)	-	24.94
Cambria Global Asset Allocation ETF	(4.84)	-	25.73
Cambria Value and Momentum ETF	(4.20)	-	23.93
Cambria Sovereign Bond ETF	(10.61)	-	24.42
Cambria Emerging Shareholder Yield ETF	(11.99)	-	29.22
Cambria Tail Risk ETF	(10.01)	-	20.86
Cambria Core Equity ETF	1.65	-	25.82
Cambria Trinity ETF	-	(3.48)	24.13

Cambria Investment Management

Supplemental Information

(Unaudited)(Continued)

Cambria Shareholder Yield ETF Premium/ Discount Analysis Inception Date 5/13/13
Analysis Period 5/13/13-10/31/18
	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	1	0.07%
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	1	0.07%
	-2.00%	1	0.07%
	-1.50%	-	-
	-1.00%	1	0.07%
	-0.50%	893	64.66%
Sold at Par	0.00%	-	-
	0.50%	483	34.97%
	1.00%	-	-
	1.50%	1	0.07%
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Foreign Shareholder Yield ETF
Premium/ Discount Analysis
Inception Date 12/2/13
Analysis Period 12/2/13-10/31/18
	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	3	0.24%
	-2.50%	2	0.16%
	-2.00%	7	0.56%
	-1.50%	34	2.74%
	-1.00%	136	10.97%
	-0.50%	396	31.94%
Sold at Par	0.00%	-	-
	0.50%	466	37.58%
	1.00%	173	13.95%
	1.50%	22	1.77%
	2.00%	1	0.08%
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Supplemental Information

(Unaudited)(Continued)

Cambria Global Value ETF Premium/ Discount Analysis Inception Date 3/11/14
Analysis Period 3/11/14-10/31/18
	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	1	0.09%
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	1	0.09%
	-2.00%	3	0.26%
	-1.50%	18	1.53%
	-1.00%	83	7.08%
	-0.50%	346	29.50%
Sold at Par	0.00%	-	-
	0.50%	472	40.24%
	1.00%	221	18.84%
	1.50%	21	1.79%
	2.00%	7	0.60%
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Global Momentum
Premium/ Discount Analysis
Inception Date 11/3/14
Analysis Period 11/3/14-10/31/18
	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	-	-
	-1.00%	-	-
	-0.50%	450	44.64%
Sold at Par	0.00%	-	-
	0.50%	547	54.27%
	1.00%	10	0.99%
	1.50%	-	-
	2.00%	-	-
Fund Sold at Premium	2.50%	1	0.10%
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Supplemental Information

(Unaudited)(Continued)

Cambria Global Asset Allocation ETF Premium/ Discount Analysis Inception Date 12/9/14
Analysis Period 12/9/14-10/31/18
	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	-	-
	-1.00%	-	-
	-0.50%	432	43.95%
Sold at Par	0.00%	-	-
	0.50%	546	55.54%
	1.00%	5	0.51%
	1.50%	-	-
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Value and Momentum ETF
Premium/ Discount Analysis
Inception Date 9/8/15
Analysis Period 9/8/15-10/31/18
	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	1	0.13%
	-1.00%	11	1.38%
	-0.50%	323	40.63%
Sold at Par	0.00%	-	-
	0.50%	424	53.33%
	1.00%	35	4.40%
	1.50%	1	0.13%
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Supplemental Information

(Unaudited)(Continued)

Cambria Sovereign Bond ETF Premium/ Discount Analysis Inception Date 2/22/16
Analysis Period 2/22/16-10/31/18
	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	3	0.44%
	-1.00%	18	2.64%
	-0.50%	23	3.38%
Sold at Par	0.00%	-	-
	0.50%	81	11.89%
	1.00%	203	29.81%
	1.50%	199	29.22%
	2.00%	54	7.93%
Fund Sold at Premium	2.50%	50	7.34%
	3.00%	33	4.85%
	3.50%	14	2.06%
	4.00%	2	0.29%
	4.50%	1	0.15%
	5.00%	-	-

Cambria Emerging Shareholder Yield ETF
Premium/ Discount Analysis
Inception Date 7/13/16
Analysis Period 7/13/2016-10/31/18
	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	1	0.17%
	-1.50%	1	0.17%
	-1.00%	12	2.06%
	-0.50%	50	8.59%
Sold at Par	0.00%	-	-
	0.50%	122	20.96%
	1.00%	164	28.18%
	1.50%	129	22.16%
	2.00%	78	13.40%
Fund Sold at Premium	2.50%	17	2.92%
	3.00%	5	0.86%
	3.50%	3	0.52%
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Supplemental Information

(Unaudited)(Continued)

Cambria Tail Risk ETF Premium/ Discount Analysis Inception Date 4/5/2017
Analysis Period 4/5/17-10/31/18
	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	1	0.25%
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	-	-
	-1.00%	3	0.75%
	-0.50%	86	21.61%
Sold at Par	0.00%	-	-
	0.50%	287	72.11%
	1.00%	20	5.03%
	1.50%	-	-
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	1	0.25%
	4.50%	-	-
	5.00%	-	-

Cambria Core Equity ETF
Premium/ Discount Analysis
Inception Date 5/23/17
Analysis Period 5/23/17-10/31/18
	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	1	0.27%
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	-	-
	-1.00%	2	0.55%
	-0.50%	210	57.53%
Sold at Par	0.00%	-	-
	0.50%	149	40.82%
	1.00%	2	0.55%
	1.50%	-	-
	2.00%	1	0.27%
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Supplemental Information

(Unaudited)(Continued)

Cambria Trinity ETF Premium/ Discount Analysis Inception Date 9/10/18
Analysis Period 9/10/18-10/31/18
	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	-	-
	-4.50%	-	-
	-4.00%	-	-
	-3.50%	-	-
Fund Sold at Discount	-3.00%	-	-
	-2.50%	-	-
	-2.00%	-	-
	-1.50%	-	-
	-1.00%	-	-
	-0.50%	1	2.86%
Sold at Par	0.00%	-	-
	0.50%	20	57.14%
	1.00%	14	0.40%
	1.50%	-	-
	2.00%	-	-
Fund Sold at Premium	2.50%	-	-
	3.00%	-	-
	3.50%	-	-
	4.00%	-	-
	4.50%	-	-
	5.00%	-	-

Cambria Investment Management

Shareholder Voting Results

(Unaudited)

A special meeting of Fund shareholders was held on June 22, 2018, with adjournment and continuation on July 20, 2018 and August 7, 2018, for certain proposals related to each of the Funds, except Cambria Trinity ETF, which commenced operations on September 10, 2018. All of the proposals presented at the special meeting and adjournments were ultimately approved by Fund shareholders. The percentages shown below represent the percent of voting shares present at the meeting that voted for each proposal. The proposals acted upon by shareholders and the results of the shareholder vote were as follows:

Proposal 1

Fund shareholders elected Mebane Faber to serve as interested trustee of Cambria ETF Trust (the “Trust”). Mr. Faber joined Dennis Schmal and Eric Leake, who continued to serve in their roles as independent trustees of the Trust.

Fund	Votes For	Votes Against/ Withheld	Votes Abstain	Broker Non-Votes
All Funds	19,412,530	146,552	0	0

Proposal 2

Shareholders of each Fund approved a new investment advisory agreement between the Trust and Cambria Investment Management, L.P.

Fund	Votes For	Votes Against/ Withheld	Votes Abstain	Broker Non-Votes
Cambria Shareholder Yield ETF	1,761,386	22,548	36,338	838,320
Cambria Foreign Shareholder Yield ETF	1,016,680	495	2,604	451,515
Cambria Emerging Shareholder Yield ETF	622,312	789	45	124,212
Cambria Sovereign Bond ETF	406,853	0	219	107,789
Cambria Global Value ETF	3,432,705	40,898	42,330	1,435,757
Cambria Global Momentum ETF	2,034,890	1,850	11,015	668,854
Cambria Value and Momentum ETF	639,162	3,682	8,320	289,684
Cambria Global Asset Allocation ETF	1,124,085	3,316	19,028	521,341
Cambria Tail Risk ETF	486,032	1,852	9,439	208,594
Cambria Core Equity ETF	2,589,125	1,208	3,610	245,447

Investment Adviser:

Cambria Investment Management, L.P.

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, District of Columbia 20004-2541

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

 Cleveland, Ohio 44115

This information must be preceded or accompanied by a current prospectus.

CIM-AR-001-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Cambria ETF Trust

By (Signature and Title) :	/s/ Mebane Faber
Mebane Faber, President

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) :	/s/ Mebane Faber
Mebane Faber, President

Date: January 8, 2019

By (Signature and Title) :	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Principal Financial Officer

Date: January 8, 2019